UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07797

SunAmerica Series, Inc.
(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ			07311
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders

SEMI-ANNUAL REPORT 2012

SunAmerica Series, Inc.

■  Focused Asset Allocation Strategies

■  Focused Portfolios

■  SunAmerica Strategic Value Portfolio

April 30, 2012  SEMI-ANNUAL REPORT

SunAmerica Series, Inc.

SunAmerica Focused Asset Allocation Strategies

Focused Multi-Asset Strategy Portfolio (FASAX)

Focused Balanced Strategy Portfolio (FBAAX)

SunAmerica Focused Portfolios

Focused Large-Cap Growth Portfolio (SSFAX)

Focused Growth Portfolio (SSAAX)

Focused Small-Cap Growth Portfolio (NSKAX)

Focused Small-Cap Value Portfolio (SSSAX)

Focused Growth and Income Portfolio (FOGAX)

Focused Technology Portfolio (STNAX)

Focused Dividend Strategy Portfolio (FDSAX)

Focused StarALPHA Portfolio (FSAPX)

SunAmerica Strategic Value Portfolio (SFVAX)

Table of Contents

A Message from the President	1

Expense Example	3

Statement of Assets and Liabilities	7

Statement of Operations	13

Statement of Changes in Net Assets	16

Financial Highlights	20

Portfolio of Investments	31

Notes to Financial Statements	63

A MESSAGE FROM THE PRESIDENT — (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual update for the SunAmerica Series, Inc. (the "SunAmerica Series"), including the SunAmerica Focused Asset Allocation Strategies, Focused Portfolios and SunAmerica Strategic Value Portfolio for the six-month period ended April 30, 2012.

Overall, U.S. equities advanced solidly during the semi-annual period, though volatility remained a dominant factor. The U.S. equity market was virtually flat in November 2011 when the semi-annual period began. Investor risk appetite was low primarily because of concerns about Europe's worsening sovereign debt crisis. Improving economic indicators here at home were generally offset by Standard & Poor's downgrades of several large banks and by Congress' failure to come to agreement on spending cuts. In December 2011, U.S. equities rallied broadly with improved risk appetite, as the European Central Bank announced long-term refinancing operations designed to inject liquidity into Europe's financial system. This announcement, along with other central bank policies meant to ease global financial strains, significantly reduced market concerns.

Gains extended through March 2012 amidst growing optimism that the U.S. economy was recovering and that Europe might eventually be able to stem its sovereign debt crisis. Indeed, economic data was largely better than expected, including employment, bank lending and Gross Domestic Product (GDP) reports. The U.S. equity market retreated in April 2012 as questions were renewed about the strength of the U.S. economic recovery and increasing politically uncertainty in Europe. The U.S. labor market appeared to lose some momentum in April, and the government's second estimate of first quarter 2012 U.S. GDP was lower than anticipated at 1.9%. Still, April's housing market data indicated some signs of stabilization, and consumer confidence modestly increased. European economic data, on the other hand, deteriorated, heightening investor concerns about debt sustainability there.

Against this backdrop, 10 of the 11 SunAmerica Series portfolios generated positive returns during the semi-annual period.

Whether you invest in any of our portfolios separately or you invest in a mix of SunAmerica Funds through our Focused Asset Allocation Strategies, we believe our mutual funds provide valuable tools for investors and their financial advisers to help optimize their asset allocations in a market still rife with volatility yet filled with new investment opportunity.

Maintaining a long-term perspective is a basic tenet of effective investing for both managers and investors at all times. We believe that investors should resist the urge to act upon short-term market movements and should instead maintain investments in assets that are allocated based on their long-term individual goals. This strategy may have the result of mitigating the impact of market corrections by allowing investors to successfully participate in the upside of market rallies.

On the following pages, you will find the financial statements and portfolio information for each of the SunAmerica Series portfolios for the six-month period ended April 30, 2012.

A MESSAGE FROM THE PRESIDENT — (unaudited) (continued)

Thank you for being a part of the SunAmerica Series portfolios. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

Peter A. Harbeck
President & CEO
SunAmerica Asset Management Corp.

Past performance is no guarantee of future results.

Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. The Focused Dividend Strategy Portfolio holds up to 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market. Each adviser to the Focused StarALPHA Portfolio will generally invest in up to 10 securities and the Portfolio will generally hold 30 to 50 securities, depending on the number of advisers. The Focused Asset Allocation Strategies are funds-of-funds, allocated and monitored by SunAmerica Asset Management Corp.

EXPENSE EXAMPLE — April 30, 2012 — (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at November 1, 2011 and held until April 30, 2012.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2012" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z, the "Expenses Paid During the Six Months Ended April 30, 2012" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2012" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Portfolios' Prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Six Months Ended April 30, 2012" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the Six Months Ended April 30, 2012" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2012" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Portfolios' Prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Six Months Ended April 30, 2012," column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable, to your account. Please refer to the Portfolios' Prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

EXPENSE EXAMPLE — April 30, 2012 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value at November 1, 2011	Ending Account Value Using Actual Return at April 30, 2012	Expenses Paid During the Six Months Ended April 30, 2012*	Beginning Account Value at November 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2012	Expenses Paid During the Six Months Ended April 30, 2012*	Expense Ratio as of April 30, 2012*
Focused Multi-Asset Strategy†
Class A	$1,000.00	$1,019.43	$1.05	$1,000.00	$1,023.82	$1.06	0.21%
Class B	$1,000.00	$1,015.83	$4.36	$1,000.00	$1,020.54	$4.37	0.87%
Class C	$1,000.00	$1,016.41	$4.21	$1,000.00	$1,020.69	$4.22	0.84%
Class I#	$1,000.00	$1,018.59	$1.25	$1,000.00	$1,023.62	$1.26	0.25%
Focused Balanced Strategy†
Class A	$1,000.00	$1,060.04	$1.13	$1,000.00	$1,023.77	$1.11	0.22%
Class B#	$1,000.00	$1,055.98	$4.60	$1,000.00	$1,020.39	$4.52	0.90%
Class C	$1,000.00	$1,055.93	$4.40	$1,000.00	$1,020.59	$4.32	0.86%
Class I#	$1,000.00	$1,059.88	$1.28	$1,000.00	$1,023.62	$1.26	0.25%
Focused Large-Cap Growth@
Class A	$1,000.00	$1,139.33	$7.87	$1,000.00	$1,017.50	$7.42	1.48%
Class B	$1,000.00	$1,135.14	$11.79	$1,000.00	$1,013.82	$11.12	2.22%
Class C	$1,000.00	$1,135.43	$11.36	$1,000.00	$1,014.22	$10.72	2.14%
Class Z	$1,000.00	$1,142.70	$4.69	$1,000.00	$1,020.49	$4.42	0.88%
Focused Growth#@
Class A	$1,000.00	$1,162.23	$9.25	$1,000.00	$1,016.31	$8.62	1.72%
Class B	$1,000.00	$1,158.71	$12.72	$1,000.00	$1,013.08	$11.86	2.37%
Class C	$1,000.00	$1,158.79	$12.72	$1,000.00	$1,013.08	$11.86	2.37%
Focused Small-Cap Growth@
Class A	$1,000.00	$1,124.99	$8.03	$1,000.00	$1,017.30	$7.62	1.52%
Class B#	$1,000.00	$1,119.93	$12.28	$1,000.00	$1,013.28	$11.66	2.33%
Class C	$1,000.00	$1,121.25	$11.76	$1,000.00	$1,013.77	$11.17	2.23%
Class I#	$1,000.00	$1,126.09	$7.03	$1,000.00	$1,018.25	$6.67	1.33%
Focused Small-Cap Value@
Class A	$1,000.00	$991.91	$7.48	$1,000.00	$1,017.35	$7.57	1.51%
Class B#	$1,000.00	$988.15	$11.52	$1,000.00	$1,013.28	$11.66	2.33%
Class C	$1,000.00	$988.31	$10.83	$1,000.00	$1,013.97	$10.97	2.19%
Focused Growth and Income@
Class A	$1,000.00	$1,141.64	$8.04	$1,000.00	$1,017.35	$7.57	1.51%
Class B	$1,000.00	$1,137.79	$12.01	$1,000.00	$1,013.63	$11.31	2.26%
Class C	$1,000.00	$1,137.44	$11.48	$1,000.00	$1,014.12	$10.82	2.16%
Focused Technology#@
Class A	$1,000.00	$1,107.14	$9.85	$1,000.00	$1,015.51	$9.42	1.88%
Class B	$1,000.00	$1,103.33	$13.23	$1,000.00	$1,012.28	$12.66	2.53%
Class C	$1,000.00	$1,103.33	$13.23	$1,000.00	$1,012.28	$12.66	2.53%

EXPENSE EXAMPLE — April 30, 2012 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value at November 1, 2011	Ending Account Value Using Actual Return at April 30, 2012	Expenses Paid During the Six Months Ended April 30, 2012*	Beginning Account Value at November 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2012	Expenses Paid During the Six Months Ended April 30, 2012*	Expense Ratio as of April 30, 2012*
Focused Dividend Strategy
Class A	$1,000.00	$1,135.98	$5.26	$1,000.00	$1,019.94	$4.97	0.99%
Class B	$1,000.00	$1,131.90	$8.80	$1,000.00	$1,016.61	$8.32	1.66%
Class C	$1,000.00	$1,132.26	$8.69	$1,000.00	$1,016.71	$8.22	1.64%
Focused StarALPHA#@
Class A	$1,000.00	$1,044.51	$8.74	$1,000.00	$1,016.31	$8.62	1.72%
Class C	$1,000.00	$1,041.36	$12.03	$1,000.00	$1,013.08	$11.86	2.37%
SunAmerica Strategic Value
Class A	$1,000.00	$1,103.33	$7.84	$1,000.00	$1,017.40	$7.52	1.50%
Class B#	$1,000.00	$1,098.57	$12.37	$1,000.00	$1,013.08	$11.86	2.37%
Class C	$1,000.00	$1,099.19	$11.27	$1,000.00	$1,014.12	$10.82	2.16%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 366 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Portfolios' prospectus, your retirement plan document and/or materials from your financial adviser for more information.

#  During the stated period, the investment adviser either waived a portion or all of the fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2012" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2012" and the "Expense Ratios" would have been lower.

†  Does not include the expenses of the underlying funds that the Portfolios bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.

@  Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been applied the Expense Example would have been as follows:

	Actual			Hypothetical
Portfolio	Beginning Account Value at November 1, 2011	Ending Account Value Using Actual Return at April 30, 2012	Expenses Paid During the Six Months Ended April 30, 2012*	Beginning Account Value at November 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2012	Expenses Paid During the Six Months Ended April 30, 2012*	Expense Ratio as of April 30, 2012*
Focused Large-Cap Growth
Class A	$1,000.00	$1,139.33	$7.77	$1,000.00	$1,017.60	$7.32	1.46%
Class B	$1,000.00	$1,135.14	$11.63	$1,000.00	$1,013.97	$10.97	2.19%
Class C	$1,000.00	$1,135.43	$11.26	$1,000.00	$1,014.32	$10.62	2.12%
Class Z	$1,000.00	$1,142.70	$4.53	$1,000.00	$1,020.64	$4.27	0.85%

EXPENSE EXAMPLE — April 30, 2012 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value at November 1, 2011	Ending Account Value Using Actual Return at April 30, 2012	Expenses Paid During the Six Months Ended April 30, 2012*	Beginning Account Value at November 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2012	Expenses Paid During the Six Months Ended April 30, 2012*	Expense Ratio as of April 30, 2012*
Focused Growth#
Class A	$1,000.00	$1,162.23	$9.25	$1,000.00	$1,016.31	$8.62	1.72%
Class B	$1,000.00	$1,158.71	$12.72	$1,000.00	$1,013.08	$11.86	2.37%
Class C	$1,000.00	$1,158.79	$12.72	$1,000.00	$1,013.08	$11.86	2.37%
Focused Small-Cap Growth
Class A	$1,000.00	$1,124.99	$8.03	$1,000.00	$1,017.30	$7.62	1.52%
Class B#	$1,000.00	$1,119.93	$12.28	$1,000.00	$1,013.28	$11.66	2.33%
Class C	$1,000.00	$1,121.25	$11.76	$1,000.00	$1,013.77	$11.17	2.23%
Class I#	$1,000.00	$1,126.09	$7.03	$1,000.00	$1,018.25	$6.67	1.33%
Focused Small Cap Value
Class A	$1,000.00	$991.91	$7.38	$1,000.00	$1,017.45	$7.47	1.49%
Class B#	$1,000.00	$988.15	$11.42	$1,000.00	$1,013.38	$11.56	2.31%
Class C	$1,000.00	$988.31	$10.73	$1,000.00	$1,014.07	$10.87	2.17%
Focused Growth and Income
Class A	$1,000.00	$1,141.64	$7.93	$1,000.00	$1,017.45	$7.47	1.49%
Class B	$1,000.00	$1,137.79	$11.91	$1,000.00	$1,013.72	$11.22	2.24%
Class C	$1,000.00	$1,137.44	$11.37	$1,000.00	$1,014.22	$10.72	2.14%
Focused Technology#
Class A	$1,000.00	$1,107.14	$9.85	$1,000.00	$1,015.51	$9.42	1.88%
Class B	$1,000.00	$1,103.33	$13.23	$1,000.00	$1,012.28	$12.66	2.53%
Class C	$1,000.00	$1,103.33	$13.23	$1,000.00	$1,012.28	$12.66	2.53%
Focused StarALPHA#
Class A	$1,000.00	$1,044.51	$8.74	$1,000.00	$1,016.31	$8.62	1.72%
Class C	$1,000.00	$1,041.36	$12.03	$1,000.00	$1,013.08	$11.86	2.37%

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2012 — (unaudited)

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$286,522,070	$137,413,864
Investments at value (affiliated)*	451,646,787	194,180,836	—	—
Repurchase agreements (cost approximates value)	—	—	16,179,000	—
Total investments	451,646,787	194,180,836	302,701,070	137,413,864
Cash	—	—	78	1,786,026
Foreign cash*	—	—	—	—
Receivable for:
Fund shares sold	82,264	89,013	38,293	109,018
Dividends and interest	—	—	22,635	121,897
Investments sold	—	—	14,420,982	76,434
Prepaid expenses and other assets	3,566	3,567	6,702	8,890
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—
Total assets	451,732,617	194,273,416	317,189,760	139,516,129
LIABILITIES:
Payable for:
Fund shares redeemed	976,064	326,243	285,103	314,905
Investments purchased	—	—	14,114,564	—
Investment advisory and management fees	37,133	15,907	187,351	112,035
Distribution and service maintenance fees	133,189	53,765	133,533	56,287
Transfer agent fees and expenses	46,187	18,153	89,690	42,157
Directors' fees and expenses	8,568	3,917	17,347	5,955
Other accrued expenses	138,871	97,946	205,274	76,819
Due to investment adviser for expense recoupment	9,146	26	—	21,776
Total liabilities	1,349,158	515,957	15,032,862	629,934
Net Assets	$450,383,459	$193,757,459	$302,156,898	$138,886,195
*Cost
Investments (unaffiliated)	$440,132,239	$181,879,979	$254,170,113	$107,153,789
Foreign cash	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2012 — (unaudited) (continued)

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$3,342	$1,476	$1,601	$536
Paid-in capital	729,148,930	263,094,581	332,605,096	146,590,642
	729,152,272	263,096,057	332,606,697	146,591,178
Accumulated undistributed net investment income (loss)	(2,949,721)	(1,798,582)	(992,393)	(451,587)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions from underlying funds	(287,333,640)	(79,840,873)	(61,809,363)	(37,514,778)
Unrealized appreciation (depreciation) on investments	11,514,548	12,300,857	32,351,957	30,260,075
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	1,307
Net Assets	$450,383,459	$193,757,459	$302,156,898	$138,886,195
Class A:
Net assets	$203,917,439	$92,936,086	$216,789,326	$107,036,486
Shares outstanding	15,087,709	7,063,060	11,184,355	4,016,726
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$13.52	$13.16	$19.38	$26.65
Maximum sales charge (5.75% of offering price)	0.82	0.80	1.18	1.63
Maximum offering price to public	$14.34	$13.96	$20.56	$28.28
Class B:
Net assets	$67,121,347	$26,287,251	$15,194,363	$10,514,066
Shares outstanding	4,997,941	2,012,285	861,213	441,770
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$13.43	$13.06	$17.64	$23.80
Class C:
Net assets	$178,905,127	$73,755,588	$69,963,644	$21,335,643
Shares outstanding	13,305,382	5,628,405	3,954,059	896,986
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$13.45	$13.10	$17.69	$23.79
Class I:
Net assets	$439,546	$778,534	$—	$—
Shares outstanding	32,530	59,077	—	—
Net asset value, offering and redemption price per share	$13.51	$13.18	$—	$—
Class Z:
Net assets	$—	$—	$209,565	$—
Shares outstanding	—	—	10,106	—
Net asset value, offering and redemption price per share	$—	$—	$20.74	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2012 — (unaudited) (continued)

	Focused Small-Cap Growth Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio	Focused Technology Portfolio
ASSETS:
Investments at value (unaffiliated)*	$139,607,410	$103,900,162	$151,629,550	$28,519,814
Investments at value (affiliated)*	—	—	—	—
Repurchase agreements (cost approximates value)	9,182,000	3,759,000	33,391,000	1,609,000
Total investments	148,789,410	107,659,162	185,020,550	30,128,814
Cash	318	180	721	705
Foreign cash*	—	10,568	—	—
Receivable for:
Fund shares sold	17,135	42,639	42,212	41,414
Dividends and interest	16,528	64,012	101,663	12,971
Investments sold	3,294,988	5,242,658	9,817,340	1,215,304
Prepaid expenses and other assets	8,945	14,800	17,213	10,555
Due from investment adviser for expense reimbursements/fee waivers	353	—	7	—
Total assets	152,127,677	113,034,019	194,999,706	31,409,763
LIABILITIES:
Payable for:
Fund shares redeemed	192,502	139,425	295,491	63,825
Investments purchased	834,940	2,868,953	11,461,010	1,084,455
Investment advisory and management fees	92,243	65,794	113,689	24,888
Distribution and service maintenance fees	57,710	45,851	77,452	14,319
Transfer agent fees and expenses	49,457	30,586	67,411	11,578
Directors' fees and expenses	7,569	3,436	12,961	1,609
Other accrued expenses	142,323	61,436	97,951	54,605
Due to investment adviser for expense recoupment	—	989	—	9,294
Total liabilities	1,376,744	3,216,470	12,125,965	1,264,573
Net Assets	$150,750,933	$109,817,549	$182,873,741	$30,145,190
*Cost
Investments (unaffiliated)	$126,273,857	$99,252,146	$141,459,473	$25,737,907
Foreign cash	$—	$11,197	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2012 — (unaudited) (continued)

	Focused Small-Cap Growth Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio	Focused Technology Portfolio
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$1,131	$705	$1,261	$434
Paid-in capital	220,972,006	150,953,020	354,351,135	28,723,814
	220,973,137	150,953,725	354,352,396	28,724,248
Accumulated undistributed net investment income (loss)	(1,030,441)	(146,651)	20,551	(218,018)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions from underlying funds	(82,525,316)	(45,636,912)	(181,669,283)	(1,142,947)
Unrealized appreciation (depreciation) on investments	13,333,553	4,648,016	10,170,077	2,781,907
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(629)	—	—
Net Assets	$150,750,933	$109,817,549	$182,873,741	$30,145,190
Class A:
Net assets	$122,846,814	$80,789,429	$137,760,643	$19,751,191
Shares outstanding	8,941,267	5,016,120	9,268,211	2,769,926
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$13.74	$16.11	$14.86	$7.13
Maximum sales charge (5.75% of offering price)	0.84	0.98	0.91	0.43
Maximum offering price to public	$14.58	$17.09	$15.77	$7.56
Class B:
Net assets	$9,285,263	$6,531,884	$10,678,345	$2,000,091
Shares outstanding	790,236	458,855	793,401	302,275
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$11.75	$14.24	$13.46	$6.62
Class C:
Net assets	$18,263,959	$22,496,236	$34,434,753	$8,393,908
Shares outstanding	1,557,664	1,572,899	2,552,212	1,267,903
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$11.73	$14.30	$13.49	$6.62
Class I:
Net assets	$354,897	$—	$—	$—
Shares outstanding	25,065	—	—	—
Net asset value, offering and redemption price per share	$14.16	$—	$—	$—
Class Z:
Net assets	$—	$—	$—	$—
Shares outstanding	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2012 — (unaudited) (continued)

	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio	SunAmerica Strategic Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,818,483,406	$8,018,975	$145,658,989
Investments at value (affiliated)*	—	—	—
Repurchase agreements (cost approximates value)	17,449,000	64,000	342,000
Total investments	1,835,932,406	8,082,975	146,000,989
Cash	56	47,062	471
Foreign cash*	—	40,393	73
Receivable for:
Fund shares sold	23,282,809	5,662	10,647
Dividends and interest	3,494,106	836	225,051
Investments sold	—	468,277	1,315,166
Prepaid expenses and other assets	8,083	3,522	3,931
Due from investment adviser for expense reimbursements/fee waivers	—	12,421	—
Total assets	1,862,717,460	8,661,148	147,556,328
LIABILITIES:
Payable for:
Fund shares redeemed	2,909,958	42,712	252,730
Investments purchased	—	308,678	—
Investment advisory and management fees	513,414	6,578	91,099
Distribution and service maintenance fees	797,762	4,022	70,642
Transfer agent fees and expenses	354,410	3,216	25,533
Directors' fees and expenses	3,737	1,074	5,937
Other accrued expenses	178,042	51,308	98,240
Due to investment adviser for expense recoupment	—	—	4,194
Total liabilities	4,757,323	417,588	548,375
Net Assets	$1,857,960,137	$8,243,560	$147,007,953
*Cost
Investments (unaffiliated)	$1,616,393,223	$7,586,488	$142,785,749
Foreign cash	$—	$39,975	$75

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2012 — (unaudited) (continued)

	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio	SunAmerica Strategic Value Portfolio
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$14,377	$83	$869
Paid-in capital	1,659,665,299	51,038,759	277,664,066
	1,659,679,676	51,038,842	277,664,935
Accumulated undistributed net investment income (loss)	3,106,671	115,455	503,375
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions from underlying funds	(6,916,393)	(43,343,642)	(134,033,595)
Unrealized appreciation (depreciation) on investments	202,090,183	432,487	2,873,240
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	418	(2)
Net Assets	$1,857,960,137	$8,243,560	$147,007,953
Class A:
Net assets	$1,301,115,576	$4,896,215	$94,943,954
Shares outstanding	100,563,776	485,047	5,469,350
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$12.94	$10.09	$17.36
Maximum sales charge (5.75% of offering price)	0.79	0.62	1.06
Maximum offering price to public	$13.73	$10.71	$18.42
Class B:
Net assets	$83,759,637	$—	$8,626,449
Shares outstanding	6,500,401	—	533,749
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$12.89	$—	$16.16
Class C:
Net assets	$473,084,924	$3,347,345	$43,437,550
Shares outstanding	36,708,865	340,756	2,684,571
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$12.89	$9.82	$16.18
Class I:
Net assets	$—	$—	$—
Shares outstanding	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—
Class Z:
Net assets	$—	$—	$—
Shares outstanding	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2012 — (unaudited)

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$1,454,469	$713,660
Dividends (affiliated)	5,074,457	1,804,416	—	—
Interest (unaffiliated)	—	—	603	1,042
Total investment income*	5,074,457	1,804,416	1,455,072	714,702
Expenses:
Investment advisory and management fees	234,750	97,101	1,107,667	619,261
Distribution and service maintenance fees:
Class A	—	—	368,160	163,843
Class B	253,964	94,480	83,827	52,846
Class C	608,779	240,492	340,229	98,290
Service fees Class I†	—	—	—	—
Transfer agent fees and expenses:
Class A	42,200	15,652	277,173	128,465
Class B	17,338	6,874	24,840	15,516
Class C	24,772	8,672	89,163	25,818
Class I†	662	50	—	—
Class Z	—	—	29	—
Registration fees:
Class A	9,721	7,860	10,322	8,921
Class B	6,338	6,483	5,961	6,064
Class C	6,873	7,884	7,077	6,380
Class I†	—	5,549	—	—
Custodian and accounting fees	10,471	10,482	44,767	28,576
Reports to shareholders	55,230	19,073	57,891	24,477
Audit and tax fees	14,236	14,236	14,266	14,243
Legal fees	8,725	5,361	6,168	4,243
Directors' fees and expenses	27,614	10,117	13,943	5,970
Interest expense	—	—	—	161
Other expenses	12,817	8,855	15,322	10,558
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,334,490	559,221	2,466,805	1,213,632
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(454)	(7,192)	—	(50,159)
Custody credits earned on cash balances	—	(1)	(6)	(106)
Fees paid indirectly (Note 8)	—	—	(36,550)	(2,427)
Net expenses	1,334,036	552,028	2,430,249	1,160,940
Net investment income (loss)	3,740,421	1,252,388	(975,177)	(446,238)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	—	—	26,177,223	(5,246,120)
Net realized gain (loss) on investments (affiliated)	(2,002,622)	3,375,273	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	12,375,931	3,381,927	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	167	(23,515)
Net realized gain (loss) on investments and foreign currencies	10,373,309	6,757,200	26,177,390	(5,269,635)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	—	13,350,412	24,462,730
Change in unrealized appreciation (depreciation) on investments (affiliated)	(6,244,667)	2,876,650	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(198)	949
Net unrealized gain (loss) on investments and foreign currencies	(6,244,667)	2,876,650	13,350,214	24,463,679
Net realized and unrealized gain (loss) on investments and foreign currencies	4,128,642	9,633,850	39,527,604	19,194,044
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,869,063	$10,886,238	$38,552,427	$18,747,806
*Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$1,842

† See Note 1

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2012 — (unaudited) (continued)

	Focused Small-Cap Growth Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio	Focused Technology Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$191,722	$827,531	$1,907,900	$80,788
Dividends (affiliated)	—	—	—	—
Interest (unaffiliated)	404	375	695	61
Total investment income*	192,126	827,906	1,908,595	80,849
Expenses:
Investment advisory and management fees	549,047	433,922	673,152	141,226
Distribution and service maintenance fees:
Class A	207,364	149,245	234,261	31,782
Class B	49,423	34,585	56,253	10,681
Class C	88,494	117,563	169,828	39,740
Service fees Class I†	419	—	535	—
Transfer agent fees and expenses:
Class A	158,391	105,299	187,246	28,503
Class B	14,937	10,139	16,753	3,620
Class C	23,535	29,535	43,924	11,393
Class I†	369	—	470	—
Class Z	—	—	—	—
Registration fees:
Class A	10,404	7,414	6,194	5,860
Class B	6,136	4,937	5,157	5,084
Class C	6,342	5,472	5,321	5,301
Class I†	5,264	—	—	—
Custodian and accounting fees	31,696	29,765	30,078	18,793
Reports to shareholders	30,178	18,146	36,602	9,134
Audit and tax fees	17,063	17,216	17,345	13,642
Legal fees	4,433	2,421	4,851	3,238
Directors' fees and expenses	7,257	6,576	9,648	948
Interest expense	—	373	—	—
Other expenses	10,087	9,865	11,428	9,475
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,220,839	982,473	1,509,046	338,420
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(4,332)	—	(65)	(40,140)
Custody credits earned on cash balances	(6)	(22)	—	(1)
Fees paid indirectly (Note 8)	(2,065)	(11,436)	(13,750)	(382)
Net expenses	1,214,436	971,015	1,495,231	297,897
Net investment income (loss)	(1,022,310)	(143,109)	413,364	(217,048)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	9,109,713	3,624,486	14,397,947	1,129,894
Net realized gain (loss) on investments (affiliated)	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	9,109,713	3,624,486	14,397,947	1,129,894
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	9,091,829	(5,656,855)	8,979,143	1,930,688
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(479)	—	—
Net unrealized gain (loss) on investments and foreign currencies	9,091,829	(5,657,334)	8,979,143	1,930,688
Net realized and unrealized gain (loss) on investments and foreign currencies	18,201,542	(2,032,848)	23,377,090	3,060,582
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,179,232	$(2,175,957)	$23,790,454	$2,843,534
*Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the six months ended April 30, 2012 — (unaudited) (continued)

	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio	SunAmerica Strategic Value Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$26,367,036	$105,212	$2,004,298
Dividends (affiliated)	—	—	—
Interest (unaffiliated)	1,629	26	71
Total investment income*	26,368,665	105,238	2,004,369
Expenses:
Investment advisory and management fees	2,464,063	65,383	553,227
Distribution and service maintenance fees:
Class A	1,739,215	17,178	165,056
Class B	335,916	—	49,046
Class C	1,735,078	16,302	217,002
Service fees Class I†	—	—	—
Transfer agent fees and expenses:
Class A	1,134,259	12,532	122,325
Class B	78,684	—	14,281
Class C	394,973	4,693	54,533
Class I†	—	—	—
Class Z	—	—	—
Registration fees:
Class A	38,771	6,016	6,180
Class B	6,895	—	5,380
Class C	13,409	4,378	5,963
Class I†	—	—	—
Custodian and accounting fees	130,755	35,620	28,254
Reports to shareholders	128,379	—	24,125
Audit and tax fees	18,474	14,390	17,591
Legal fees	13,435	3,429	5,855
Directors' fees and expenses	56,652	364	7,006
Interest expense	—	458	312
Other expenses	28,359	8,530	12,879
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	8,317,317	189,273	1,289,015
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(66,215)	4,245
Custody credits earned on cash balances	(33)	(5)	(23)
Fees paid indirectly (Note 8)	—	(183)	—
Net expenses	8,317,284	122,870	1,293,237
Net investment income (loss)	18,051,381	(17,632)	711,132
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	7,849,392	(245,070)	818,853
Net realized gain (loss) on investments (affiliated)	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(291)	(85)
Net realized gain (loss) on investments and foreign currencies	7,849,392	(245,361)	818,768
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	147,967,430	334,647	12,927,267
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	373	(1)
Net unrealized gain (loss) on investments and foreign currencies	147,967,430	335,020	12,927,266
Net realized and unrealized gain (loss) on investments and foreign currencies	155,816,822	89,659	13,746,034
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$173,868,203	$72,027	$14,457,166
*Net of foreign withholding taxes on interest and dividends of	$—	$193	$7,017

† See Note 1

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	Focused Multi-Asset Strategy Portfolio		Focused Balanced Strategy Portfolio		Focused Large-Cap Growth Portfolio
	For the six months ended April 30, 2012 (unaudited)	For the year ended October 31, 2011	For the six months ended April 30, 2012 (unaudited)	For the year ended October 31, 2011	For the six months ended April 30, 2012 (unaudited)	For the year ended October 31, 2011
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$3,740,421	$4,831,689	$1,252,388	$2,198,550	$(975,177)	$(2,070,301)
Net realized gain (loss) on investments and foreign currencies	10,373,309	11,209,268	6,757,200	10,331,491	26,177,390	51,068,067
Net unrealized gain (loss) on investments and foreign currencies	(6,244,667)	2,526,020	2,876,650	(3,010,319)	13,350,214	(37,352,098)
Net increase (decrease) in net assets resulting from operations	7,869,063	18,566,977	10,886,238	9,519,722	38,552,427	11,645,668
Distributions to shareholders from:
Net investment income (Class A)	(3,959,730)	(2,529,784)	(1,625,081)	(1,657,550)	—	—
Net investment income (Class B)	(1,093,224)	(846,492)	(498,731)	(566,654)	—	—
Net investment income (Class C)	(2,624,707)	(1,745,940)	(1,226,934)	(1,126,408)	—	—
Net investment income (Class I)††	(8,329)	—	(13,082)	(17,318)	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Net realized gain on securities (Class A)	—	—	—	—	—	—
Net realized gain on securities (Class B)	—	—	—	—	—	—
Net realized gain on securities (Class C)	—	—	—	—	—	—
Net realized gain on securities (Class I)††	—	—	—	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—	—	—
Total distributions to shareholders	(7,685,990)	(5,122,216)	(3,363,828)	(3,367,930)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	(48,326,232)	80,851,905	(14,270,658)	(4,849,352)	(36,817,018)	(184,421,383)
Total increase (decrease) in net assets	(48,143,159)	94,296,666	(6,748,248)	1,302,440	1,735,409	(172,775,715)
NET ASSETS:
Beginning of period	498,526,618	404,229,952	200,505,707	199,203,267	300,421,489	473,197,204
End of period†	$450,383,459	$498,526,618	$193,757,459	$200,505,707	$302,156,898	$300,421,489
†Includes accumulated undistributed net investment income (loss)	$(2,949,721)	$995,848	$(1,798,582)	$312,858	$(992,393)	$(17,216)

†† See Note 1

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Growth Portfolio		Focused Small-Cap Growth Portfolio		Focused Small-Cap Value Portfolio
	For the six months ended April 30, 2012 (unaudited)	For the year ended October 31, 2011	For the six months ended April 30, 2012 (unaudited)	For the year ended October 31, 2011	For the six months ended April 30, 2012 (unaudited)	For the year ended October 31, 2011
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(446,238)	$(1,287,041)	$(1,022,310)	$(2,284,485)	$(143,109)	$(953,353)
Net realized gain (loss) on investments and foreign currencies	(5,269,635)	25,318,954	9,109,713	31,394,273	3,624,486	19,434,822
Net unrealized gain (loss) on investments and foreign currencies	24,463,679	(24,639,437)	9,091,829	(13,831,537)	(5,657,334)	(4,370,451)
Net increase (decrease) in net assets resulting from operations	18,747,806	(607,524)	17,179,232	15,278,251	(2,175,957)	14,111,018
Distributions to shareholders from:
Net investment income (Class A)	—	—	—	—	(1,073,749)	(2,845,915)
Net investment income (Class B)	—	—	—	—	(31,934)	(221,263)
Net investment income (Class C)	—	—	—	—	(140,645)	(758,685)
Net investment income (Class I)††	—	—	—	—	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Net realized gain on securities (Class A)	—	—	(12,578,753)	—	—	—
Net realized gain on securities (Class B)	—	—	(1,268,237)	—	—	—
Net realized gain on securities (Class C)	—	—	(2,196,724)	—	—	—
Net realized gain on securities (Class I)††	—	—	(34,926)	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—	—	—
Total distributions to shareholders	—	—	(16,078,640)	—	(1,246,328)	(3,825,863)
Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	(3,892,469)	(55,429,419)	2,844,899	(47,809,907)	(20,409,561)	(2,064,897)
Total increase (decrease) in net assets	14,855,337	(56,036,943)	3,945,491	(32,531,656)	(23,831,846)	8,220,258
NET ASSETS:
Beginning of period	124,030,858	180,067,801	146,805,442	179,337,098	133,649,395	125,429,137
End of period†	$138,886,195	$124,030,858	$150,750,933	$146,805,442	$109,817,549	$133,649,395
†Includes accumulated undistributed net investment income (loss)	$(451,587)	$(5,349)	$(1,030,441)	$(8,131)	$(146,651)	$1,242,786

†† See Note 1

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Growth and Income Portfolio		Focused Technology Portfolio		Focused Dividend Strategy Portfolio
	For the six months ended April 30, 2012 (unaudited)	For the year ended October 31, 2011	For the six months ended April 30, 2012 (unaudited)	For the year ended October 31, 2011	For the six months ended April 30, 2012 (unaudited)	For the year ended October 31, 2011
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$413,364	$346,691	$(217,048)	$(701,702)	$18,051,381	$18,723,350
Net realized gain (loss) on investments and foreign currencies	14,397,947	10,401,566	1,129,894	11,295,684	7,849,392	18,105,857
Net unrealized gain (loss) on investments and foreign currencies	8,979,143	(8,177,868)	1,930,688	(8,116,053)	147,967,430	17,322,081
Net increase (decrease) in net assets resulting from operations	23,790,454	2,570,389	2,843,534	2,477,929	173,868,203	54,151,288
Distributions to shareholders from:
Net investment income (Class A)	(713,362)	(282,293)	—	—	(13,149,235)	(12,646,061)
Net investment income (Class B)	—	—	—	—	(685,005)	(804,635)
Net investment income (Class C)	—	—	—	—	(3,601,812)	(3,703,039)
Net investment income (Class I)††	(3,393)	(2,364)	—	—	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Net realized gain on securities (Class A)	—	(987,500)	—	—	—	—
Net realized gain on securities (Class B)	—	(128,578)	—	—	—	—
Net realized gain on securities (Class C)	—	(297,526)	—	—	—	—
Net realized gain on securities (Class I)††	—	(3,248)	—	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—	—	—
Total distributions to shareholders	(716,755)	(1,701,509)	—	—	(17,436,052)	(17,153,735)
Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	(18,797,646)	(42,073,776)	(860,653)	(33,349,432)	672,604,083	587,785,082
Total increase (decrease) in net assets	4,276,053	(41,204,896)	1,982,881	(30,871,503)	829,036,234	624,782,635
NET ASSETS:
Beginning of period	178,597,688	219,802,584	28,162,309	59,033,812	1,028,923,903	404,141,268
End of period†	$182,873,741	$178,597,688	$30,145,190	$28,162,309	$1,857,960,137	$1,028,923,903
†Includes accumulated undistributed net investment income (loss)	$20,551	$323,942	$(218,018)	$(970)	$3,106,671	$2,491,342

†† See Note 1

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused StarALPHA Portfolio		SunAmerica Strategic Value Portfolio
	For the six months ended April 30, 2012 (unaudited)	For the year ended October 31, 2011	For the six months ended April 30, 2012 (unaudited)	For the year ended October 31, 2011
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(17,632)	$(299,450)	$711,132	$28,007
Net realized gain (loss) on investments and foreign currencies	(245,361)	3,225,150	818,768	51,887,925
Net unrealized gain (loss) on investments and foreign currencies	335,020	(326,853)	12,927,266	(46,412,533)
Net increase (decrease) in net assets resulting from operations	72,027	2,598,847	14,457,166	5,503,399
Distributions to shareholders from:
Net investment income (Class A)	—	(78,862)	(202,834)	—
Net investment income (Class B)	—	—	—	—
Net investment income (Class C)	—	—	—	—
Net investment income (Class I)††	—	—	—	—
Net investment income (Class Z)	—	—	—	—
Net realized gain on securities (Class A)	—	—	—	—
Net realized gain on investments (Class B)	—	—	—	—
Net realized gain on securities (Class C)	—	—	—	—
Net realized gain on securities (Class I)††	—	—	—	—
Net realized gain on securities (Class Z)	—	—	—	—
Total distributions to shareholders	—	(78,862)	(202,834)	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 9)	(11,575,259)	(24,473,251)	(16,551,547)	(62,058,220)
Total increase (decrease) in net assets	(11,503,232)	(21,953,266)	(2,297,215)	(56,554,821)
NET ASSETS:
Beginning of period	19,746,792	41,700,058	149,305,168	205,859,989
End of period†	$8,243,560	$19,746,792	$147,007,953	$149,305,168
†Includes accumulated undistributed net investment income (loss)	$115,455	$133,087	$503,375	$(4,923)

†† See Note 1

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
Class A
10/31/07	$19.31	$0.16	$2.81	$2.97	$(0.44)	$—	$(1.02)	$(1.46)	$20.82	16.31%	$304,984	0.17%		0.85%		37%
10/31/08	20.82	0.16	(6.28)	(6.12)	(0.70)	—	(3.25)	(3.95)	10.75	(35.56)	156,584	0.18		1.06		10
10/31/09	10.75	0.23	1.43	1.66	(0.32)	—	—	(0.32)	12.09	16.06	156,759	0.23		2.15		30
10/31/10	12.09	0.16	1.06	1.22	(0.19)	—	—	(0.19)	13.12	10.20	149,761	0.20		1.25		26
10/31/11	13.12	0.23	0.41 (5)	0.64	(0.23)	—	—	(0.23)	13.53	4.89	209,239	0.20		1.52		43
04/30/12(7)	13.53	0.13	0.12	0.25	(0.26)	—	—	(0.26)	13.52	1.94	203,917	0.21	(8)	1.90	(8)	21
Class B
10/31/07	$19.12	$0.04	$2.78	$2.82	$(0.32)	$—	$(1.02)	$(1.34)	$20.60	15.56%	$175,763	0.82%		0.22%		37%
10/31/08	20.60	0.05	(6.20)	(6.15)	(0.57)	—	(3.25)	(3.82)	10.63	(35.95)	95,631	0.83		0.36		10
10/31/09	10.63	0.16	1.42	1.58	(0.23)	—	—	(0.23)	11.98	15.26	92,164	0.88		1.52		30
10/31/10	11.98	0.08	1.04	1.12	(0.11)	—	—	(0.11)	12.99	9.45	84,177	0.85		0.62		26
10/31/11	12.99	0.14	0.41 (5)	0.55	(0.14)	—	—	(0.14)	13.40	4.22	88,261	0.85		0.96		43
04/30/12(7)	13.40	0.10	0.10	0.20	(0.17)	—	—	(0.17)	13.43	1.58	67,121	0.87	(8)	1.42	(8)	21
Class C
10/31/07	$19.12	$0.05	$2.78	$2.83	$(0.32)	$—	$(1.02)	$(1.34)	$20.61	15.62%	$425,720	0.80%		0.27%		37%
10/31/08	20.61	0.07	(6.23)	(6.16)	(0.57)	—	(3.25)	(3.82)	10.63	(35.98)	211,343	0.82		0.44		10
10/31/09	10.63	0.17	1.42	1.59	(0.22)	—	—	(0.22)	12.00	15.39	194,402	0.87		1.56		30
10/31/10	12.00	0.08	1.04	1.12	(0.11)	—	—	(0.11)	13.01	9.43	170,291	0.84		0.64		26
10/31/11	13.01	0.14	0.41 (5)	0.55	(0.14)	—	—	(0.14)	13.42	4.22	200,496	0.84		0.94		43
04/30/12(7)	13.42	0.09	0.12	0.21	(0.18)	—	—	(0.18)	13.45	1.64	178,905	0.84	(8)	1.33	(8)	21
Class I
08/15/11-10/31/11(6)	$13.54	$(0.01)	$(0.00)	$(0.01)	$—	$—	$—	$—	$13.53	(0.07)%	$530	0.25	%(4)(8)	(0.40	)%(4)(8)	43%
04/30/12(7)	13.53	0.12	0.12	0.24	(0.26)	—	—	(0.26)	13.51	1.86	440	0.25	(4)(8)	1.80	(4)(8)	21

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/11(7)	04/30/12(7)(8)
Focused Multi-Asset Strategy A	—%	—%
Focused Multi-Asset Strategy B	—	—
Focused Multi-Asset Strategy C	—	—
Focused Multi-Asset Strategy I	2.20	0.21

(5)  Includes the effect of a merger (See Note 2).

(6)  Inception date of class.

(7)  Unaudited

(8)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED BALANCED STRATEGY PORTFOLIO
Class A
10/31/07	$16.73	$0.27	$1.97		$2.24	$(0.58)	$—	$(0.65)	$(1.23)	$17.74	14.09%	$147,508	0.17%		1.61%		60%
10/31/08	17.74	0.29	(4.90)		(4.61)	(0.63)	—	(2.26)	(2.89)	10.24	(30.44)	84,727	0.19		2.09		20
10/31/09	10.24	0.17	1.10		1.27	(0.19)	—	—	(0.19)	11.32	12.66	83,178	0.25		1.71		46
10/31/10	11.32	0.11	1.05		1.16	(0.14)	—	—	(0.14)	12.34	10.29	78,519	0.22		0.97		13
10/31/11	12.34	0.18	0.39	(5)	0.57	(0.26)	—	—	(0.26)	12.65	4.69	91,505	0.22		1.46		41
04/30/12(6)	12.65	0.10	0.64		0.74	(0.23)	—	—	(0.23)	13.16	6.00	92,936	0.22	(7)	1.60	(7)	11
Class B
10/31/07	$16.70	$0.17	$1.96		$2.13	$(0.47)	$—	$(0.65)	$(1.12)	$17.71	13.37%	$103,744	0.83%		1.01%		60%
10/31/08	17.71	0.21	(4.90)		(4.69)	(0.54)	—	(2.26)	(2.80)	10.22	(30.91)	54,611	0.84		1.51		20
10/31/09	10.22	0.12	1.07		1.19	(0.13)	—	—	(0.13)	11.28	11.89	46,610	0.90		1.12		46
10/31/10	11.28	0.04	1.04		1.08	(0.09)	—	—	(0.09)	12.27	9.58	40,267	0.88		0.32		13
10/31/11	12.27	0.12	0.37	(5)	0.49	(0.18)	—	—	(0.18)	12.58	4.00	31,679	0.89		0.94		41
04/30/12(6)	12.58	0.07	0.62		0.69	(0.21)	—	—	(0.21)	13.06	5.60	26,287	0.90	(4)(7)	1.08	(4)(7)	11
Class C
10/31/07	$16.73	$0.18	$1.95		$2.13	$(0.47)	$—	$(0.65)	$(1.12)	$17.74	13.35%	$191,695	0.81%		1.05%		60%
10/31/08	17.74	0.21	(4.90)		(4.69)	(0.54)	—	(2.26)	(2.80)	10.25	(30.85)	103,814	0.82		1.51		20
10/31/09	10.25	0.12	1.07		1.19	(0.13)	—	—	(0.13)	11.31	11.87	89,888	0.87		1.13		46
10/31/10	11.31	0.04	1.04		1.08	(0.09)	—	—	(0.09)	12.30	9.56	79,526	0.86		0.35		13
10/31/11	12.30	0.11	0.39	(5)	0.50	(0.18)	—	—	(0.18)	12.62	4.10	76,544	0.86		0.88		41
04/30/12(6)	12.62	0.06	0.63		0.69	(0.21)	—	—	(0.21)	13.10	5.59	73,756	0.86	(7)	0.99	(7)	11
Class I
10/31/07	$16.72	$0.41	$1.84		$2.25	$(0.59)	$—	$(0.65)	$(1.24)	$17.73	14.16%	$3,002	0.15	%(4)	2.41	%(4)	60%
10/31/08	17.73	0.28	(4.87)		(4.59)	(0.64)	—	(2.26)	(2.90)	10.24	(30.36)	1,619	0.15	(4)	2.08	(4)	20
10/31/09	10.24	0.22	1.05		1.27	(0.20)	—	—	(0.20)	11.31	12.66	901	0.15	(4)	2.11	(4)	46
10/31/10	11.31	0.11	1.05		1.16	(0.11)	—	—	(0.11)	12.36	10.36	891	0.18	(4)	0.96	(4)	13
10/31/11	12.36	0.19	0.38	(5)	0.57	(0.26)	—	—	(0.26)	12.67	4.65	778	0.25	(4)	1.48	(4)	41
04/30/12(6)	12.67	0.09	0.65		0.74	(0.23)	—	—	(0.23)	13.18	5.99	779	0.25	(4)(7)	1.48	(4)(7)	11

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/07	10/31/08	10/31/09	10/31/10	10/31/11	04/30/12(6)(7)
Focused Balanced Strategy A	—%	—%	—%	—%	—%	—%
Focused Balanced Strategy B	—	—	—	—	—	0.01
Focused Balanced Strategy C	—	—	—	—	—	—
Focused Balanced Strategy I	0.18	0.34	0.94	1.46	1.03	1.41

(5)  Includes the effect of a merger (See Note 2).

(6)  Unaudited

(7)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED LARGE-CAP GROWTH PORTFOLIO
Class A
10/31/07	$17.88	$(0.13)	$4.22		$4.09	$—	$—	$—	$—	$21.97	22.87%	$395,800	1.54	%(3)(4)	(0.68	)%(3)(4)	146%
10/31/08	21.97	(0.10)	(8.63)		(8.73)	—	—	—	—	13.24	(39.74)	216,740	1.55	(3)	(0.54	)(3)	162
10/31/09	13.24	(0.03)	1.90		1.87	—	—	—	—	15.11	14.12	202,257	1.50	(4)	(0.22	)(4)	56
10/31/10	15.11	(0.07)	1.87	(5)	1.80	—	—	—	—	16.91	11.91 (6)	283,123	1.45	(4)	(0.39	)(4)	101
10/31/11	16.91	(0.07)	0.17		0.10	—	—	—	—	17.01	0.59	212,436	1.46	(4)	(0.39	)(4)	237
04/30/12(7)	17.01	(0.04)	2.41		2.37	—	—	—	—	19.38	13.93	216,789	1.48	(4)(8)	(0.49	)(4)(8)	162
Class B
10/31/07	$16.91	$(0.26)	$3.98		$3.72	$—	$—	$—	$—	$20.63	22.00%	$125,350	2.23	%(3)(4)	(1.39	)%(3)(4)	146%
10/31/08	20.63	(0.21)	(8.07)		(8.28)	—	—	—	—	12.35	(40.14)	56,863	2.19	(3)	(1.17	)(3)	162
10/31/09	12.35	(0.11)	1.76		1.65	—	—	—	—	14.00	13.36	37,695	2.21	(4)	(0.90	)(4)	56
10/31/10	14.00	(0.20)	1.76	(5)	1.56	—	—	—	—	15.56	11.14 (6)	28,175	2.16	(4)	(1.07	)(4)	101
10/31/11	15.56	(0.18)	0.16		(0.02)	—	—	—	—	15.54	(0.13)	18,253	2.17	(4)	(1.10	)(4)	237
04/30/12(7)	15.54	(0.10)	2.20		2.10	—	—	—	—	17.64	13.51	15,194	2.22	(4)(8)	(1.22	)(4)(8)	162
Class C
10/31/07	$16.92	$(0.25)	$3.98		$3.73	$—	$—	$—	$—	$20.65	22.05%	$232,637	2.20	%(3)(4)	(1.36	)%(3)(4)	146%
10/31/08	20.65	(0.21)	(8.08)		(8.29)	—	—	—	—	12.36	(40.15)	106,568	2.19	(3)	(1.17	)(3)	162
10/31/09	12.36	(0.11)	1.77		1.66	—	—	—	—	14.02	13.43	90,940	2.16	(4)	(0.87	)(4)	56
10/31/10	14.02	(0.17)	1.74	(5)	1.57	—	—	—	—	15.59	11.20 (6)	87,620	2.11	(4)	(1.03	)(4)	101
10/31/11	15.59	(0.17)	0.16		(0.01)	—	—	—	—	15.58	(0.06)	69,454	2.12	(4)	(1.05	)(4)	237
04/30/12(7)	15.58	(0.09)	2.20		2.11	—	—	—	—	17.69	13.54	69,964	2.14	(4)(8)	(1.15	)(4)(8)	162
Class Z
10/31/07	$18.52	$(0.02)	$4.39		$4.37	$—	$—	$—	$—	$22.89	23.60%	$91,157	0.94	%(3)(4)	(0.11	)%(3)(4)	146%
10/31/08	22.89	0.01	(9.04)		(9.03)	—	—	—	—	13.86	(39.45)	64,392	0.95	(3)	0.03	(3)	162
10/31/09	13.86	0.06	2.00		2.06	—	—	—	—	15.92	14.86	67,187	0.87	(4)	0.41	(4)	56
10/31/10	15.92	0.04	1.97	(5)	2.01	—	—	—	—	17.93	12.63 (6)	74,278	0.84	(4)	0.24	(4)	101
10/31/11	17.93	0.20	0.02		0.22	—	—	—	—	18.15	1.23	278	0.83	(4)	0.56	(4)	237
04/30/12(7)	18.15	0.02	2.57		2.59	—	—	—	—	20.74	14.27	210	0.88	(4)(8)	0.19	(4)(8)	162

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements/fee waivers (based on average net assets):

	10/31/07	10/31/08
Focused Large-Cap Growth A	0.00%	0.01%
Focused Large-Cap Growth B	0.00	0.01
Focused Large-Cap Growth C	0.00	0.01
Focused Large-Cap Growth Z	0.00	0.01

(4)  Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/07	10/31/09	10/31/10	10/31/11	04/30/12(7)(8)
Focused Large-Cap Growth A	0.02%	0.00%	0.00%	0.00%	0.02%
Focused Large-Cap Growth B	0.02	0.00	0.00	0.00	0.03
Focused Large-Cap Growth C	0.02	0.00	0.00	0.00	0.02
Focused Large-Cap Growth Z	0.02	0.00	0.00	0.00	0.03

(5)  Includes the effect of a merger.

(6)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

(7)  Unaudited

(8)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED GROWTH PORTFOLIO
Class A
10/31/07	$24.17	$(0.30)	$7.11	$6.81	$—	$—	$—	$—	$30.98	28.18%	$466,805	1.69	%(3)(4)	(1.14	)%(3)(4)	219%
10/31/08	30.98	(0.28)	(13.84)	(14.12)	—	—	(1.01)	(1.01)	15.85	(47.04)	140,827	1.71	(4)	(1.13	)(4)	177
10/31/09	15.85	(0.16)	4.27	4.11	—	—	—	—	19.96	25.93	136,660	1.72	(3)	(0.94	)(3)	42
10/31/10	19.96	(0.20)	3.41	3.21	—	—	—	—	23.17	16.08	135,392	1.72	(3)(4)	(0.94	)(3)(4)	33
10/31/11	23.17	(0.16)	(0.08)	(0.24)	—	—	—	—	22.93	(1.04)	92,634	1.72	(3)(4)	(0.65	)(3)(4)	71
04/30/12(5)	22.93	(0.07)	3.79	3.72	—	—	—	—	26.65	16.22	107,036	1.72	(3)(4)(6)	(0.57	)(3)(4)(6)	6
Class B
10/31/07	$22.44	$(0.44)	$6.57	$6.13	$—	$—	$—	$—	$28.57	27.32%	$58,602	2.37	%(3)(4)	(1.80	)%(3)(4)	219%
10/31/08	28.57	(0.41)	(12.67)	(13.08)	—	—	(1.01)	(1.01)	14.48	(47.38)	24,586	2.37	(3)(4)	(1.79	)(3)(4)	177
10/31/09	14.48	(0.24)	3.88	3.64	—	—	—	—	18.12	25.14	21,253	2.37	(3)	(1.59	)(3)	42
10/31/10	18.12	(0.32)	3.10	2.78	—	—	—	—	20.90	15.34	16,581	2.37	(3)(4)	(1.60	)(3)(4)	33
10/31/11	20.90	(0.28)	(0.08)	(0.36)	—	—	—	—	20.54	(1.72)	11,150	2.37	(3)(4)	(1.29	)(3)(4)	71
04/30/12(5)	20.54	(0.13)	3.39	3.26	—	—	—	—	23.80	15.87	10,514	2.37	(3)(4)(6)	(1.19	)(3)(4)(6)	6
Class C
10/31/07	$22.43	$(0.44)	$6.58	$6.14	$—	$—	$—	$—	$28.57	27.37%	$69,006	2.37	%(3)(4)	(1.81	)%(3)(4)	219%
10/31/08	28.57	(0.41)	(12.67)	(13.08)	—	—	(1.01)	(1.01)	14.48	(47.38)	30,960	2.37	(3)(4)	(1.80	)(3)(4)	177
10/31/09	14.48	(0.24)	3.87	3.63	—	—	—	—	18.11	25.07	30,168	2.37	(3)	(1.59	)(3)	42
10/31/10	18.11	(0.31)	3.09	2.78	—	—	—	—	20.89	15.35	28,094	2.37	(3)(4)	(1.59	)(3)(4)	33
10/31/11	20.89	(0.28)	(0.08)	(0.36)	—	—	—	—	20.53	(1.72)	20,247	2.37	(3)(4)	(1.30	)(3)(4)	71
04/30/12(5)	20.53	(0.13)	3.39	3.26	—	—	—	—	23.79	15.88	21,336	2.37	(3)(4)(6)	(1.21	)(3)(4)(6)	6

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/07	10/31/08	10/31/09	10/31/10	10/31/11	04/30/12(5)(6)
Focused Growth A	(0.01)%	—%	0.07%	0.03%	0.04%	0.07%
Focused Growth B	0.03	0.03	0.14	0.10	0.13	0.18
Focused Growth C	(0.01)	0.01	0.09	0.05	0.07	0.10

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/07	10/31/08	10/31/10	10/31/11	04/30/12(5)(6)
Focused Growth A	0.01%	0.02%	0.00%	0.00%	0.00%
Focused Growth B	0.01	0.02	0.00	0.00	0.00
Focused Growth C	0.01	0.02	0.00	0.00	0.00

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED SMALL-CAP GROWTH PORTFOLIO
Class A
10/31/07	$18.73	$(0.18)	$3.90		$3.72	$—	$—	$(2.50)	$(2.50)	$19.95	21.95%	$245,208	1.67%		(1.03)%		95%
10/31/08	19.95	(0.18)	(6.35)		(6.53)	—	—	(3.05)	(3.05)	10.37	(38.04)	97,082	1.72	(3)	(1.22	)(3)	56
10/31/09	10.37	(0.13)	1.31		1.18	—	—	—	—	11.55	11.38	89,542	1.72	(3)	(1.24	)(3)	7
10/31/10	11.55	(0.32)	1.71	(5)	1.39	—	—	—	—	12.94	12.03	143,182	1.58	(3)	(1.13	)(3)	261
10/31/11	12.94	(0.17)	1.04		0.87	—	—	—	—	13.81	6.72	117,930	1.49		(1.14)		199
04/30/12(6)	13.81	(0.08)	1.52		1.44	—	—	(1.51)	(1.51)	13.74	12.50	122,847	1.52	(7)	(1.26	)(7)	87
Class B
10/31/07	$17.49	$(0.28)	$3.60		$3.32	$—	$—	$(2.50)	$(2.50)	$18.31	21.13%	$32,424	2.37	%(3)	(1.70	)%(3)	95%
10/31/08	18.31	(0.24)	(5.73)		(5.97)	—	—	(3.05)	(3.05)	9.29	(38.45)	13,557	2.37	(3)	(1.85	)(3)	56
10/31/09	9.29	(0.17)	1.15		0.98	—	—	—	—	10.27	10.55	10,636	2.37	(3)	(1.89	)(3)	7
10/31/10	10.27	(0.37)	1.52	(5)	1.15	—	—	—	—	11.42	11.20	13,627	2.37	(3)	(1.89	)(3)	261
10/31/11	11.42	(0.26)	0.93		0.67	—	—	—	—	12.09	5.87	10,480	2.37	(3)	(2.02	)(3)	199
04/30/12(6)	12.09	(0.12)	1.29		1.17	—	—	(1.51)	(1.51)	11.75	11.99	9,285	2.33	(3)(7)	(2.07	)(3)(7)	87
Class C
10/31/07	$17.44	$(0.28)	$3.58		$3.30	$—	$—	$(2.50)	$(2.50)	$18.24	21.07%	$64,808	2.35	%(3)	(1.68	)%(3)	95%
10/31/08	18.24	(0.24)	(5.70)		(5.94)	—	—	(3.05)	(3.05)	9.25	(38.43)	28,766	2.37	(3)	(1.85	)(3)	56
10/31/09	9.25	(0.17)	1.15		0.98	—	—	—	—	10.23	10.59	21,727	2.37	(3)	(1.89	)(3)	7
10/31/10	10.23	(0.27)	1.42	(5)	1.15	—	—	—	—	11.38	11.24	22,208	2.37	(3)	(1.90	)(3)	261
10/31/11	11.38	(0.24)	0.92		0.68	—	—	—	—	12.06	5.98	18,068	2.23	(3)	(1.87	)(3)	199
04/30/12(6)	12.06	(0.11)	1.29		1.18	—	—	(1.51)	(1.51)	11.73	12.13	18,264	2.23	(7)	(1.96	)(7)	87
Class I
10/31/07	$19.01	$(0.20)	$3.98		$3.78	$—	$—	$(2.50)	$(2.50)	$20.29	21.96%	$13,493	1.62	%(3)	(1.10	)%(3)	95%
10/31/08	20.29	(0.16)	(6.48)		(6.64)	—	—	(3.05)	(3.05)	10.60	(37.93)	6,144	1.62	(3)	(1.09	)(3)	56
10/31/09	10.60	(0.11)	1.31		1.20	—	—	—	—	11.80	11.32	1,384	1.62	(3)	(1.03	)(3)	7
10/31/10	11.80	(0.15)	1.61	(5)	1.46	—	—	—	—	13.26	12.37	320	1.38	(3)	(1.04	)(3)	261
10/31/11	13.26	(0.15)	1.06		0.91	—	—	—	—	14.17	6.86	328	1.33	(3)	(0.98	)(3)	199
04/30/12(6)	14.17	(0.07)	1.57		1.50	—	—	(1.51)	(1.51)	14.16	12.61	355	1.33	(3)(7)	(1.07	)(3)(7)	87

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/07	10/31/08	10/31/09	10/31/10	10/31/11	04/30/12(6)(7)
Focused Small-Cap Growth A	—%	0.03%	0.04%	(0.05)%	—%	—%
Focused Small-Cap Growth B	0.03	0.12	0.18	(0.04)	(0.15)	(0.02)
Focused Small-Cap Growth C	(0.00)	0.05	0.09	(0.12)	(0.06)	—
Focused Small-Cap Growth I	0.01	0.11	0.44	1.76	2.02	3.17

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/07	10/31/08	10/31/09	10/31/10	10/31/11	04/30/12(6)(7)
Focused Small-Cap Growth A	0.01%	0.02%	0.01%	0.02%	0.01%	0.00%
Focused Small-Cap Growth B	0.01	0.02	0.01	0.02	0.01	0.00
Focused Small-Cap Growth C	0.01	0.02	0.01	0.02	0.01	0.00
Focused Small-Cap Growth I	0.01	0.02	0.01	0.02	0.01	0.00

(5)  Includes the effect of a merger.

(6)  Unaudited

(7)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED SMALL-CAP VALUE PORTFOLIO
Class A
10/31/07	$19.83	$(0.05)	$1.45	$1.40	$—	$—	$(1.42)	$(1.42)	$19.81	7.38%	$175,137	1.69%		(0.28)%		170%
10/31/08	19.81	0.06	(7.08)	(7.02)	—	—	(1.80)	(1.80)	10.99	(38.76)	131,033	1.71	(5)	0.39	(5)	240
10/31/09	10.99	0.06	1.14 (6)	1.20	(0.03)	—	—	(0.03)	12.16	11.00	130,879	1.48		0.57		293
10/31/10	12.16	(0.04)	3.02	2.98	(0.24)	—	—	(0.24)	14.90	24.89	91,574	1.47		(0.30)		237
10/31/11	14.90	(0.08)	2.10	2.02	(0.47)	—	—	(0.47)	16.45	13.56 (7)	99,040	1.48		(0.45)		246
04/30/12(8)	16.45	(0.00)	(0.16)	(0.16)	(0.18)	—	—	(0.18)	16.11	(0.81)	80,789	1.51	(9)	(0.08	)(9)	109
Class B
10/31/07	$18.26	$(0.17)	$1.33	$1.16	$—	$—	$(1.42)	$(1.42)	$18.00	6.65%	$35,120	2.37	(3)%	(0.97	)%(3)	170%
10/31/08	18.00	(0.04)	(6.34)	(6.38)	—	—	(1.80)	(1.80)	9.82	(39.14)	14,771	2.37	(3)(5)	(0.27	)(3)(5)	240
10/31/09	9.82	(0.03)	1.01 (6)	0.98	—	—	—	—	10.80	9.98	11,477	2.37	(3)	(0.32	)(3)	293
10/31/10	10.80	(0.15)	2.69	2.54	(0.18)	—	—	(0.18)	13.16	23.80	8,789	2.37	(3)	(1.21	)(3)	237
10/31/11	13.16	(0.19)	1.86	1.67	(0.35)	—	—	(0.35)	14.48	12.65 (7)	7,844	2.27	(3)	(1.25	)(3)	246
04/30/12(8)	14.48	(0.06)	(0.12)	(0.18)	(0.06)	—	—	(0.06)	14.24	(1.19)	6,532	2.33	(3)(9)	(0.91	)(3)(9)	109
Class C
10/31/07	$18.31	$(0.17)	$1.34	$1.17	$—	$—	$(1.42)	$(1.42)	$18.06	6.68%	$72,679	2.36%		(0.95)%		170%
10/31/08	18.06	(0.04)	(6.36)	(6.40)	—	—	(1.80)	(1.80)	9.86	(39.12)	31,526	2.37	(3)(5)	(0.27	)(3)(5)	240
10/31/09	9.86	(0.01)	1.01 (6)	1.00	—	—	—	—	10.86	10.14	30,083	2.19		(0.16)		293
10/31/10	10.86	(0.12)	2.69	2.57	(0.17)	—	—	(0.17)	13.26	24.02	25,066	2.18		(1.02)		237
10/31/11	13.26	(0.17)	1.87	1.70	(0.40)	—	—	(0.40)	14.56	12.81 (7)	26,766	2.16		(1.14)		246
04/30/12(8)	14.56	(0.05)	(0.13)	(0.18)	(0.08)	—	—	(0.08)	14.30	(1.17)	22,496	2.19	(9)	(0.77	)(9)	109

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/07	10/31/08	10/31/09	10/31/10	10/31/11
Focused Small-Cap Value A	—%	—%	—%	—%	—%
Focused Small-Cap Value B	0.03	0.05	(0.11)	(0.09)	(0.01)
Focused Small-Cap Value C	—	0.00	—	—	—

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/07	10/31/08	10/31/09	10/31/10	10/31/11	04/30/12(8)(9)
Focused Small-Cap Value A	0.01%	0.02%	0.04%	0.02%	0.02%	0.02%
Focused Small-Cap Value B	0.01	0.02	0.04	0.02	0.02	0.02
Focused Small-Cap Value C	0.01	0.02	0.04	0.02	0.02	0.02

(5)  The ratio reflects an expense cap which is net of custody credits of 0.01%.

(6)  Includes the effect of a merger.

(7)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.

(8)  Unaudited

(9)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)		Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED GROWTH AND INCOME PORTFOLIO
Class A
10/31/07	$19.41	$(0.01)	$3.05		$3.04	$—	$—	$(0.73)	$(0.73)	$21.72	16.01%	$417,035	1.64	%(4)	(0.08	)%(4)	257%
10/31/08	21.72	0.00	(8.05)		(8.05)	—	—	(2.74)	(2.74)	10.93	(42.15)	146,986	1.68	(4)	(0.05	)(4)	283
10/31/09	10.93	0.02	0.94		0.96	—	—	—	—	11.89	8.78	73,033	1.72	(3)	0.23	(3)	129
10/31/10	11.89	0.11	1.14	(5)	1.25	—	—	—	—	13.14	10.51	156,876	1.58	(3)(4)	0.34	(3)(4)	240
10/31/11	13.14	0.05	0.00		0.05	(0.02)	—	(0.08)	(0.10)	13.09	0.42	132,725	1.52	(4)	0.32	(4)	468
04/30/12(6)	13.09	0.04	1.80		1.84	(0.07)	—	—	(0.07)	14.86	14.16	137,761	1.51	(4)(7)	0.61	(4)(7)	124
Class B
10/31/07	$18.38	$(0.14)	$2.87		$2.73	$—	$—	$(0.73)	$(0.73)	$20.38	15.19%	$62,410	2.37	%(3)(4)	(0.73	)%(3)(4)	257%
10/31/08	20.38	(0.10)	(7.45)		(7.55)	—	—	(2.74)	(2.74)	10.09	(42.52)	25,177	2.37	(3)(4)	(0.74	)(3)(4)	283
10/31/09	10.09	(0.04)	0.86		0.82	—	—	—	—	10.91	8.13	16,808	2.37	(3)	(0.43	)(3)	129
10/31/10	10.91	(0.09)	1.14	(5)	1.05	—	—	—	—	11.96	9.62	19,049	2.37	(3)(4)	(0.44	)(3)(4)	240
10/31/11	11.96	(0.06)	0.01		(0.05)	—	—	(0.08)	(0.08)	11.83	(0.41)	11,798	2.35	(3)(4)	(0.52	)(3)(4)	468
04/30/12(6)	11.83	(0.01)	1.64		1.63	—	—	—	—	13.46	13.78	10,678	2.26	(4)(7)	(0.11	)(4)(7)	124
Class C
10/31/07	$18.36	$(0.13)	$2.87		$2.74	$—	$—	$(0.73)	$(0.73)	$20.37	15.27%	$132,755	2.31	%(3)(4)	(0.68	)%(3)(4)	257%
10/31/08	20.37	(0.10)	(7.44)		(7.54)	—	—	(2.74)	(2.74)	10.09	(42.49)	51,372	2.35	(4)	(0.72	)(4)	283
10/31/09	10.09	(0.04)	0.85		0.81	—	—	—	—	10.90	8.03	36,207	2.37	(3)	(0.43	)(3)	129
10/31/10	10.90	(0.06)	1.13	(5)	1.07	—	—	—	—	11.97	9.82	43,362	2.29	(3)(4)	(0.37	)(3)(4)	240
10/31/11	11.97	(0.04)	0.01		(0.03)	—	—	(0.08)	(0.08)	11.86	(0.24)	33,629	2.17	(4)	(0.33	)(4)	468
04/30/12(6)	11.86	(0.00)	1.63		1.63	—	—	—	—	13.49	13.74	34,435	2.16	(4)(7)	(0.03	)(4)(7)	124

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/07	10/31/08	10/31/09	10/31/10	10/31/11
Focused Growth and Income A	—%	—%	0.08%	(0.04)%	—%
Focused Growth and Income B	(0.03)	0.01	0.14	(0.09)	(0.11)
Focused Growth and Income C	(0.00)	—	0.09	(0.08)	—

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/07	10/31/08	10/31/10	10/31/11	04/30/12(6)(7)
Focused Growth and Income A	0.02%	0.05%	0.01%	0.04%	0.02%
Focused Growth and Income B	0.02	0.05	0.01	0.04	0.02
Focused Growth and Income C	0.02	0.05	0.01	0.04	0.02

(5)  Includes the effect of a merger.

(6)  Unaudited

(7)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)(4)		Ratio of net investment income (loss) to average net assets(3)(4)		Port- folio Turn- over
FOCUSED TECHNOLOGY PORTFOLIO
Class A
10/31/07	$6.25	$(0.11)	$1.65	$1.54	$—	$—	$—	$—	$7.79	24.64%	$44,561	1.97%		(1.68)%		117%
10/31/08	7.79	(0.09)	(3.29)	(3.38)	—	—	—	—	4.41	(43.39)	21,159	1.91		(1.42)		155
10/31/09	4.41	(0.06)	1.17	1.11	—	—	—	—	5.52	25.17	56,315	1.88		(1.32)		122
10/31/10	5.52	(0.08)	0.96	0.88	—	—	—	—	6.40	15.94	45,464	1.86		(1.27)		64
10/31/11	6.40	(0.10)	0.14	0.04	—	—	—	—	6.44	0.63	17,922	1.88		(1.43)		116
04/30/12(5)	6.44	(0.04)	0.73	0.69	—	—	—	—	7.13	10.71	19,751	1.88	(6)	(1.31	)(6)	105
Class B
10/31/07	$6.01	$(0.16)	$1.60	$1.44	$—	$—	$—	$—	$7.45	23.96%	$14,611	2.62%		(2.33)%		117%
10/31/08	7.45	(0.13)	(3.13)	(3.26)	—	—	—	—	4.19	(43.76)	5,947	2.56		(2.07)		155
10/31/09	4.19	(0.08)	1.10	1.02	—	—	—	—	5.21	24.34	5,267	2.53		(1.91)		122
10/31/10	5.21	(0.11)	0.90	0.79	—	—	—	—	6.00	15.16	3,652	2.53		(1.93)		64
10/31/11	6.00	(0.13)	0.13	0.00	—	—	—	—	6.00	0.00	2,332	2.53		(2.06)		116
04/30/12(5)	6.00	(0.06)	0.68	0.62	—	—	—	—	6.62	10.33	2,000	2.53	(6)	(1.96	)(6)	105
Class C
10/31/07	$6.01	$(0.15)	$1.59	$1.44	$—	$—	$—	$—	$7.45	23.96%	$23,461	2.62%		(2.33)%		117%
10/31/08	7.45	(0.13)	(3.13)	(3.26)	—	—	—	—	4.19	(43.76)	10,236	2.56		(2.06)		155
10/31/09	4.19	(0.08)	1.10	1.02	—	—	—	—	5.21	24.34	10,907	2.53		(1.91)		122
10/31/10	5.21	(0.11)	0.90	0.79	—	—	—	—	6.00	15.16	9,918	2.53		(1.94)		64
10/31/11	6.00	(0.13)	0.13	0.00	—	—	—	—	6.00	0.00	7,909	2.53		(2.05)		116
04/30/12(5)	6.00	(0.06)	0.68	0.62	—	—	—	—	6.62	10.33	8,394	2.53	(6)	(1.96	)(6)	105

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/07	10/31/08	10/31/09	10/31/10	10/31/11	04/30/12(5)(6)
Focused Technology A	0.17%	0.12%	0.04%	(0.04)%	0.07%	0.24%
Focused Technology B	0.23	0.23	0.30	0.24	0.44	0.68
Focused Technology C	0.17	0.13	0.21	0.06	0.18	0.28

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/07	10/31/08	10/31/09	10/31/10	10/31/11	04/30/12(5)(6)
Focused Technology A	0.00%	0.02%	0.02%	0.01%	0.01%	0.00%
Focused Technology B	0.01	0.02	0.02	0.01	0.01	0.00
Focused Technology C	0.01	0.02	0.02	0.01	0.01	0.00

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED DIVIDEND STRATEGY PORTFOLIO
Class A
10/31/07	$14.30	$0.38	$2.23	$2.61	$(0.36)	$—	$(1.42)	$(1.78)	$15.13	19.96%	$61,673	0.95	%(3)(4)	2.62	%(3)(4)	59%
10/31/08	15.13	0.41	(4.80)	(4.39)	(0.48)	—	(2.62)	(3.10)	7.64	(35.09)	57,806	0.95	(3)(4)	4.13	(3)(4)	57
10/31/09	7.64	0.31	1.50	1.81	(0.30)	—	—	(0.30)	9.15	24.63	69,740	0.95	(3)	4.13	(3)	84
10/31/10	9.15	0.31	1.76	2.07	(0.31)	—	—	(0.31)	10.91	22.87	264,368	0.95	(3)	3.22	(3)	28
10/31/11	10.91	0.31	0.63	0.94	(0.30)	—	—	(0.30)	11.55	8.67	726,140	1.00	(3)	2.88	(3)	29
04/30/12(5)	11.55	0.16	1.40	1.56	(0.17)	—	—	(0.17)	12.94	13.60	1,301,116	0.99	(6)	2.76	(6)	19
Class B
10/31/07	$14.26	$0.28	$2.24	$2.52	$(0.27)	$—	$(1.42)	$(1.69)	$15.09	19.27%	$40,199	1.60	%(3)(4)	1.97	%(3)(4)	59%
10/31/08	15.09	0.37	(4.82)	(4.45)	(0.41)	—	(2.62)	(3.03)	7.61	(35.55)	16,964	1.60	(3)(4)	3.48	(3)(4)	57
10/31/09	7.61	0.26	1.49	1.75	(0.25)	—	—	(0.25)	9.11	23.80	15,657	1.60	(3)	3.53	(3)	84
10/31/10	9.11	0.26	1.73	1.99	(0.23)	—	—	(0.23)	10.87	22.11	26,434	1.60	(3)	2.64	(3)	28
10/31/11	10.87	0.24	0.62	0.86	(0.22)	—	—	(0.22)	11.51	8.01	53,211	1.66	(3)	2.21	(3)	29
04/30/12(5)	11.51	0.13	1.38	1.51	(0.13)	—	—	(0.13)	12.89	13.19	83,760	1.66	(6)	2.11	(6)	19
Class C
10/31/07	$14.26	$0.28	$2.23	$2.51	$(0.27)	$—	$(1.42)	$(1.69)	$15.08	19.19%	$89,287	1.60	%(3)(4)	1.97	%(3)(4)	59%
10/31/08	15.08	0.37	(4.81)	(4.44)	(0.41)	—	(2.62)	(3.03)	7.61	(35.50)	41,457	1.60	(3)(4)	3.49	(3)(4)	57
10/31/09	7.61	0.26	1.50	1.76	(0.25)	—	—	(0.25)	9.12	23.93	44,183	1.60	(3)	3.50	(3)	84
10/31/10	9.12	0.25	1.74	1.99	(0.23)	—	—	(0.23)	10.88	22.09	113,340	1.60	(3)	2.60	(3)	28
10/31/11	10.88	0.24	0.62	0.86	(0.23)	—	—	(0.23)	11.51	7.93	249,573	1.65	(3)	2.22	(3)	29
04/30/12(5)	11.51	0.12	1.39	1.51	(0.13)	—	—	(0.13)	12.89	13.23	473,085	1.64	(6)	2.10	(6)	19

(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursement (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (based on average net assets):

	10/31/07	10/31/08	10/31/09	10/31/10	10/31/11
Focused Dividend Strategy A	0.10%	0.14%	0.16%	0.10%	0.01%
Focused Dividend Strategy B	0.10	0.15	0.24	0.16	0.02
Focused Dividend Strategy C	0.08	0.12	0.17	0.10	0.01

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/07	10/31/08
Focused Dividend Strategy A	0.00%	0.01%
Focused Dividend Strategy B	0.00	0.01
Focused Dividend Strategy C	0.00	0.01

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000's)	Ratio of expenses to average net assets(4)(5)		Ratio of net investment income (loss) to average net assets(4)(5)		Port- folio Turn- over
FOCUSED STARALPHA PORTFOLIO
Class A
05/03/07-10/31/07(3)	$12.50	$(0.03)	$1.25	$1.22	$—	$—	$—	$—	$13.72	9.76%		$139,421	1.72	%(6)(7)	(0.28	)%(6)(7)	87%
10/31/08	13.72	(0.07)	(5.66)	(5.73)	—	(0.01)	—	(0.01)	7.98	(41.81	)(8)	73,921	1.72		(0.60)		155
10/31/09	7.98	(0.05)	0.80	0.75	—	—	—	—	8.73	9.40	(9)	67,722	1.72		(0.65)		229
10/31/10	8.73	(0.09)	0.69	0.60	(0.01)	—	—	(0.01)	9.32	6.83		37,045	1.72		(0.93)		254
10/31/11	9.32	(0.09)	0.45	0.36	(0.02)	—	—	(0.02)	9.66	3.90		16,254	1.72		(0.90)		297
04/30/12(10)	9.66	(0.00)	0.43	0.43	—	—	—	—	10.09	4.45		4,896	1.72	(6)	(0.06	)(6)	58
Class C
05/03/07-10/31/07(3)	$12.50	$(0.11)	$1.30	$1.19	$—	$—	$—	$—	$13.69	9.52%		$10,922	2.37	%(6)(7)	(1.03	)%(6)(7)	87%
10/31/08	13.69	(0.13)	(5.64)	(5.77)	—	—	—	—	7.92	(42.15	)(8)	13,156	2.37		(1.24)		155
10/31/09	7.92	(0.10)	0.79	0.69	—	—	—	—	8.61	8.71	(9)	8,748	2.37		(1.29)		229
10/31/10	8.61	(0.14)	0.66	0.52	—	—	—	—	9.13	6.04		4,655	2.37		(1.58)		254
10/31/11	9.13	(0.16)	0.46	0.30	—	—	—	—	9.43	3.29		3,493	2.37		(1.56)		297
04/30/12(10)	9.43	(0.04)	0.43	0.39	—	—	—	—	9.82	4.14		3,347	2.37	(6)	(0.92	)(6)	58

(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Commencement of operations

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/07	10/31/08	10/31/09	10/31/10	10/31/11	04/30/12(6)(10)
Focused StarALPHA Class A	0.17%	0.02%	0.09%	0.12%	0.41%	0.91%
Focused StarALPHA Class C	0.92	0.02	0.22	0.28	0.69	1.31

(5)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/07	10/31/08	10/31/09	10/31/10	10/31/11	04/30/12(6)(10)
Focused StarALPHA Class A	0.01%	0.01%	0.01%	0.01%	0.01%	0.00%
Focused StarALPHA Class C	0.01	0.01	0.01	0.01	0.00	0.00

(6)  Annualized

(7)  Net of custody credits of 0.01%.

(8)  Total return for Class A and Class C were increased by 0.29% and 0.22%, respectively, from gains on the disposal of investments in violation of investment restrictions.

(9)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

(10)  Unaudited

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
SUNAMERICA STRATEGIC VALUE PORTFOLIO
Class A
10/31/07	$23.80	$0.14	$4.77	$4.91	$(0.13)	$—	$(1.82)	$(1.95)	$26.76	21.99%	$450,472	1.66	%(4)	0.57	%(4)	86%
10/31/08	26.76	0.12	(10.74)	(10.62)	(0.12)	—	(4.54)	(4.66)	11.48	(47.25)	132,397	1.69	(3)(4)	0.62	(3)(4)	128
10/31/09	11.48	(0.01)	2.09	2.08	(0.06)	(0.02)	—	(0.08)	13.48	18.46	130,860	1.70	(3)(4)	(0.10	)(3)(4)	61
10/31/10	13.48	(0.06)	2.01	1.95	—	—	—	—	15.43	14.47	125,744	1.72	(3)	(0.38	)(3)	22
10/31/11	15.43	0.05	0.29	0.34	—	—	—	—	15.77	2.20	94,187	1.64	(3)	0.28	(3)	106
04/30/12(5)	15.77	0.10	1.52	1.62	(0.03)	—	—	(0.03)	17.36	10.33	94,944	1.50	(6)	1.21	(6)	43
Class B
10/31/07	$22.83	$(0.01)	$4.56	$4.55	$(0.01)	$—	$(1.82)	$(1.83)	$25.55	21.18%	$157,514	2.33	%(4)	(0.07	)%(4)	86%
10/31/08	25.55	(0.01)	(10.16)	(10.17)	—	—	(4.54)	(4.54)	10.84	(47.59)	56,367	2.36	(3)(4)	(0.05	)(3)(4)	128
10/31/09	10.84	(0.08)	1.99	1.91	—	—	—	—	12.75	17.62	33,792	2.35	(3)(4)	(0.74	)(3)(4)	61
10/31/10	12.75	(0.15)	1.90	1.75	—	—	—	—	14.50	13.73	17,706	2.37	(3)	(1.06	)(3)	22
10/31/11	14.50	(0.08)	0.29	0.21	—	—	—	—	14.71	1.45	10,711	2.37	(3)	(0.49	)(3)	106
04/30/12(5)	14.71	0.03	1.42	1.45	—	—	—	—	16.16	9.86	8,626	2.37	(3)(6)	0.36	(3)(6)	43
Class C
10/31/07	$22.81	$(0.01)	$4.56	$4.55	$(0.01)	$—	$(1.82)	$(1.83)	$25.53	21.20%	$223,206	2.32	%(4)	(0.06	)%(4)	86%
10/31/08	25.53	(0.00)	(10.16)	(10.16)	—	—	(4.54)	(4.54)	10.83	(47.58)	84,936	2.35	(3)(4)	(0.03	)(3)(4)	128
10/31/09	10.83	(0.08)	1.99	1.91	—	—	—	—	12.74	17.64	72,915	2.35	(3)(4)	(0.75	)(3)(4)	61
10/31/10	12.74	(0.14)	1.90	1.76	—	—	—	—	14.50	13.81	62,410	2.37	(3)	(1.03	)(3)	22
10/31/11	14.50	(0.07)	0.29	0.22	—	—	—	—	14.72	1.52	44,407	2.33	(3)	(0.43	)(3)	106
04/30/12(5)	14.72	0.04	1.42	1.46	—	—	—	—	16.18	9.92	43,438	2.16	(6)	0.56	(6)	43

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/08	10/31/09	10/31/10	10/31/11	04/30/12(5)(6)
SunAmerica Strategic Value A	(0.00)%	0.09%	0.01%	(0.06)%	—%
SunAmerica Strategic Value B	(0.00)	0.14	0.07	(0.04)	(0.09)
SunAmerica Strategic Value C	(0.00)	0.10	0.02	(0.09)	—

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/07	10/31/08	10/31/09
SunAmerica Strategic Value A	0.01%	0.02%	0.00%
SunAmerica Strategic Value B	0.01	0.02	0.00
SunAmerica Strategic Value C	0.01	0.02	0.00

(5)  Unaudited

(6)  Annualized

See Notes to Financial Statements

Focused Multi-Asset Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2012 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	50.5%
Fixed Income Investment Companies	20.4
Global Strategies Investment Companies	10.0
Foreign Equity Investment Companies	9.9
Alternative Strategies Investment Companies	9.5
100.3%

* Calculated as a percentage of net assets

Focused Multi-Asset Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED INVESTMENT COMPANIES#—100.3%
Alternative Strategies Investment Companies—9.5%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A (cost $49,910,757)	4,730,457	$42,621,418
Domestic Equity Investment Companies—50.5%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	2,860,066	37,095,052
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	2,856,165	36,958,776
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,594,140	30,894,434
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A	2,340,219	32,154,611
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	1,399,504	22,559,998
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	1,522,499	33,860,371
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	1,722,132	33,736,574
Total Domestic Equity Investment Companies (cost $208,345,234)		227,259,816
Fixed Income Investment Companies—20.4%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	1,946,404	22,656,138
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	13,351,861	46,464,475

Security Description	Shares	Value (Note 3)
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	2,241,989	$22,801,025
Total Fixed Income Investment Companies (cost $89,629,103)		91,921,638
Global Strategies Investment Companies—10.0%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A (cost $45,547,005)	2,944,008	45,161,080
Foreign Equity Investment Companies—9.9%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A	1,908,931	22,124,511
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	3,264,591	22,558,324
Total Foreign Equity Investment Companies (cost $46,700,140)		44,682,835
TOTAL INVESTMENTS (cost $440,132,239)(1)	100.3%	451,646,787
Liabilities in excess of other assets	(0.3)	(1,263,328)
NET ASSETS	100.0%	$450,383,459

† Non-income producing security

# See Note 6

@ The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2012 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$42,621,418	$—	$—	$42,621,418
Domestic Equity Investment Companies	227,259,816	—	—	227,259,816
Fixed Income Investment Companies	91,921,638	—	—	91,921,638
Global Strategies Investment Companies	45,161,080	—	—	45,161,080
Foreign Equity Investment Companies	44,682,835	—	—	44,682,835
Total	$451,646,787	$—	$—	$451,646,787

See Notes to Financial Statements

Focused Balanced Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2012 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	52.8%
Fixed Income Investment Companies	25.5
Global Strategies Investment Companies	15.0
Alternative Strategies Investment Companies	6.9
100.2%

* Calculated as a percentage of net assets

Focused Balanced Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED INVESTMENT COMPANIES#—100.2%
Alternative Strategies Investment Companies—6.9%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A (cost $14,953,479)	1,484,931	$13,379,228
Domestic Equity Investment Companies—52.8%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	755,943	9,804,579
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,363,138	17,639,003
SunAmerica Series, Inc. Focused Growth and Income Portfolio, Class A	385,364	5,730,356
SunAmerica Series, Inc. Focused Growth Portfolio, Class A†	194,793	5,191,236
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	796,815	15,442,274
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A	708,502	9,734,823
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	604,883	9,750,719
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	512,571	8,898,228
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	457,997	10,185,850
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	509,528	9,981,644
Total Domestic Equity Investment Companies (cost $89,311,475)		102,358,712

Security Description	Shares	Value (Note 3)
Fixed Income Investment Companies—25.5%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	2,714,538	$31,597,220
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	2,296,001	7,990,083
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	961,059	9,773,971
Total Fixed Income Investment Companies (cost $49,036,762)		49,361,274
Global Strategies Investment Companies—15.0%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A (cost $28,578,263)	1,895,803	29,081,622
TOTAL INVESTMENTS (cost $181,879,979)(1)	100.2%	194,180,836
Liabilities in excess of other assets	(0.2)	(423,377)
NET ASSETS	100.0%	$193,757,459

† Non-income producing security

# See Note 6

@ The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in the report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2012 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$13,379,228	$—	$—	$13,379,228
Domestic Equity Investment Companies	102,358,712	—	—	102,358,712
Fixed Income Investment Companies	49,361,274	—	—	49,361,274
Global Strategies Investment Companies	29,081,622	—	—	29,081,622
Total	$194,180,836	$—	$—	$194,180,836

See Notes to Financial Statements

Focused Large-Cap Growth Portfolio

PORTFOLIO PROFILE — April 30, 2012 — (unaudited)

Industry Allocation*
Computers	7.7%
Medical-Biomedical/Gene	5.7
Repurchase Agreement	5.4
Retail-Restaurants	4.8
Semiconductor Components-Integrated Circuits	4.7
Commercial Services-Finance	4.2
Computers-Memory Devices	3.9
Medical-Drugs	3.6
Cable/Satellite TV	3.4
Applications Software	2.9
Diversified Banking Institutions	2.9
Computer Services	2.7
Oil Companies-Exploration & Production	2.7
Oil-Field Services	2.6
Aerospace/Defense	2.3
Retail-Building Products	2.3
Athletic Footwear	2.2
Retail-Discount	2.2
Finance-Credit Card	2.1
Instruments-Controls	2.0
Metal Processors & Fabrication	1.9
Medical Instruments	1.9
Aerospace/Defense-Equipment	1.9
E-Commerce/Services	1.9
Metal-Copper	1.8
Vitamins & Nutrition Products	1.7
Pharmacy Services	1.7
Oil & Gas Drilling	1.6
Retail-Apparel/Shoe	1.6
Apparel Manufacturers	1.6
Software Tools	1.6
Motorcycle/Motor Scooter	1.5
Electronic Components-Semiconductors	1.5
Food-Retail	1.5
Wireless Equipment	1.3
E-Commerce/Products	1.1
Electric Products-Misc.	1.1
Engineering/R&D Services	1.1
Investment Management/Advisor Services	0.8
Internet Application Software	0.8
100.2%

* Calculated as a percentage of net assets

Focused Large-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—94.8%
Aerospace/Defense—2.3%
Boeing Co.	90,856	$6,977,741
Aerospace/Defense-Equipment—1.9%
United Technologies Corp.	70,538	5,758,722
Apparel Manufacturers—1.6%
Coach, Inc.	65,567	4,796,882
Applications Software—2.9%
Citrix Systems, Inc.†	46,041	3,941,570
Salesforce.com, Inc.†	31,028	4,831,990
		8,773,560
Athletic Footwear—2.2%
NIKE, Inc., Class B	60,798	6,801,472
Cable/Satellite TV—3.4%
Comcast Corp., Class A	201,004	6,096,451
DISH Network Corp., Class A	128,401	4,104,980
		10,201,431
Commercial Services-Finance—4.2%
Mastercard, Inc., Class A	17,207	7,782,210
Visa, Inc., Class A	39,602	4,870,254
		12,652,464
Computer Services—2.7%
International Business Machines Corp.	39,652	8,211,136
Computers—7.7%
Apple, Inc.†	39,694	23,190,823
Computers-Memory Devices—3.9%
EMC Corp.†	261,179	7,367,860
NetApp, Inc.†	115,971	4,503,154
		11,871,014
Diversified Banking Institutions—2.9%
Goldman Sachs Group, Inc.	36,867	4,245,235
JPMorgan Chase & Co.	103,875	4,464,548
		8,709,783
E-Commerce/Products—1.1%
Amazon.com, Inc.†	14,999	3,478,268
E-Commerce/Services—1.9%
priceline.com, Inc.†	7,440	5,660,501
Electric Products-Misc.—1.1%
AMETEK, Inc.	68,470	3,446,095
Electronic Components- Semiconductors—1.5%
ON Semiconductor Corp.†	543,101	4,486,014
Engineering/R&D Services—1.1%
Fluor Corp.	56,863	3,283,838
Finance-Credit Card—2.1%
American Express Co.	103,240	6,216,080
Food-Retail—1.5%
Whole Foods Market, Inc.	53,706	4,461,357
Instruments-Controls—2.0%
Honeywell International, Inc.	99,600	6,041,736

Security Description	Shares	Value (Note 3)
Internet Application Software—0.8%
Splunk, Inc.†	70,043	$2,377,960
Investment Management/Advisor Services—0.8%
Invesco, Ltd.	96,829	2,405,232
Medical Instruments—1.9%
Intuitive Surgical, Inc.†	10,045	5,808,019
Medical-Biomedical/Gene—5.7%
Alexion Pharmaceuticals, Inc.†	55,328	4,997,225
Biogen Idec, Inc.†	47,071	6,307,985
Gilead Sciences, Inc.†	115,229	5,993,060
		17,298,270
Medical-Drugs—3.6%
Allergan, Inc.	58,341	5,600,736
Pfizer, Inc.	236,934	5,432,897
		11,033,633
Metal Processors & Fabrication—1.9%
Precision Castparts Corp.	33,378	5,886,878
Metal-Copper—1.8%
Freeport-McMoRan Copper & Gold, Inc.	139,432	5,340,246
Motorcycle/Motor Scooter—1.5%
Harley-Davidson, Inc.	86,300	4,516,079
Oil & Gas Drilling—1.6%
Ensco PLC ADR	90,505	4,946,098
Oil Companies-Exploration & Production—2.7%
Anadarko Petroleum Corp.	50,107	3,668,334
Cobalt International Energy, Inc.†	162,807	4,356,715
		8,025,049
Oil-Field Services—2.6%
Schlumberger, Ltd.	104,433	7,742,663
Pharmacy Services—1.7%
Express Scripts Holding Co.†	93,111	5,194,663
Retail-Apparel/Shoe—1.6%
Michael Kors Holdings, Ltd.†	105,809	4,832,297
Retail-Building Products—2.3%
Home Depot, Inc.	131,973	6,834,882
Retail-Discount—2.2%
Costco Wholesale Corp.	75,360	6,644,491
Retail-Restaurants—4.8%
McDonald's Corp.	78,963	7,694,944
Starbucks Corp.	116,379	6,677,827
		14,372,771
Semiconductor Components- Integrated Circuits—4.7%
Marvell Technology Group, Ltd.†	204,569	3,070,581
QUALCOMM, Inc.	176,034	11,238,010
		14,308,591
Software Tools—1.6%
VMware, Inc., Class A†	42,041	4,696,821

Focused Large-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
Vitamins & Nutrition Products—1.7%
Mead Johnson Nutrition Co.	61,897	$5,295,907
Wireless Equipment—1.3%
Crown Castle International Corp.†	69,645	3,942,603
Total Long-Term Investment Securities (cost $254,170,113)		286,522,070
REPURCHASE AGREEMENT—5.4%
State Street Bank and Trust Co. Joint Repurchase Agreement (1) (cost $16,179,000)	$16,179,000	16,179,000
TOTAL INVESTMENTS (cost $270,349,113)(2)	100.2%	302,701,070
Liabilities in excess of other assets	(0.2)	(544,172)
NET ASSETS	100.0%	$302,156,898

† Non-income producing security

(1) See Note 3 for details of Joint Repurchase Agreement.

(2) See Note 7 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2012 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$23,190,823	$—	$—	$23,190,823
Medical-Biomedical/Gene	17,298,270	—	—	17,298,270
Other Industries*	246,032,977	—	—	246,032,977
Repurchase Agreement	—	16,179,000	—	16,179,000
Total	$286,522,070	$16,179,000	$—	$302,701,070

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Focused Growth Portfolio

PORTFOLIO PROFILE — April 30, 2012 — (unaudited)

Industry Allocation*
Computers	12.4%
E-Commerce/Products	10.4
Beverages-Non-alcoholic	7.7
Medical-Biomedical/Gene	7.3
Pharmacy Services	7.2
Transport-Services	5.2
Commercial Paper	4.9
Retail-Apparel/Shoe	4.2
Applications Software	4.2
Multimedia	3.9
Wireless Equipment	3.3
Computers-Memory Devices	3.2
Retail-Jewelry	2.5
Electronic Components-Misc.	2.3
Insurance-Life/Health	2.0
Casino Hotels	2.0
Commercial Services	1.7
Electronic Components-Semiconductors	1.6
Metal-Diversified	1.6
Banks-Commercial	1.6
Medical Instruments	1.5
Electronic Connectors	1.3
Printing-Commercial	1.2
Commercial Services-Finance	1.0
Beverages-Wine/Spirits	1.0
Apparel Manufacturers	0.9
Auto-Cars/Light Trucks	0.7
Metal Processors & Fabrication	0.7
Internet Content-Entertainment	0.6
Telecom Services	0.5
Internet Content-Information/News	0.3
98.9%

* Calculated as a percentage of net assets

Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—94.0%
Apparel Manufacturers—0.9%
Prada SpA†	191,100	$1,298,031
Applications Software—4.2%
Microsoft Corp.	180,530	5,780,571
Auto-Cars/Light Trucks—0.7%
Ford Motor Co.	91,974	1,037,467
Banks-Commercial—1.6%
Standard Chartered PLC	89,282	2,182,130
Beverages-Non-alcoholic—7.7%
Monster Beverage Corp.†	164,740	10,701,510
Beverages-Wine/Spirits—1.0%
Pernod-Ricard SA	12,999	1,349,184
Casino Hotels—2.0%
MGM Resorts International†	209,064	2,805,639
Commercial Services—1.7%
Iron Mountain, Inc.	77,585	2,356,256
Commercial Services-Finance—1.0%
Mastercard, Inc., Class A	3,215	1,454,048
Computers—12.4%
Apple, Inc.†	29,396	17,174,319
Computers-Memory Devices—3.2%
EMC Corp.†	157,140	4,432,919
E-Commerce/Products—10.4%
eBay, Inc.†	350,385	14,383,304
Electronic Components-Misc.—2.3%
TE Connectivity, Ltd.	85,915	3,132,461
Electronic Components- Semiconductors—1.6%
ON Semiconductor Corp.†	272,225	2,248,578
Electronic Connectors—1.3%
Amphenol Corp., Class A	31,120	1,809,317
Insurance-Life/Health—2.0%
Prudential PLC	230,066	2,817,107
Internet Content-Entertainment—0.6%
Zynga, Inc., Class A†	95,125	793,342
Internet Content-Information/News—0.3%
Yelp, Inc.†	20,344	465,064
Medical Instruments—1.5%
Intuitive Surgical, Inc.†	3,518	2,034,108
Medical-Biomedical/Gene—7.3%
Celgene Corp.†	96,993	7,072,729
Vertex Pharmaceuticals, Inc.†	80,964	3,115,495
		10,188,224
Metal Processors & Fabrication—0.7%
Precision Castparts Corp.	5,488	967,919
Metal-Diversified—1.6%
Ivanhoe Mines, Ltd.†	187,060	2,190,473
Multimedia—3.9%
News Corp., Class A	279,960	5,487,216
Pharmacy Services—7.2%
Express Scripts Holding Co.†	178,449	9,955,670

Security Description	Shares/ Principal Amount	Value (Note 3)
Printing-Commercial—1.2%
VistaPrint NV†	44,885	$1,673,762
Retail-Apparel/Shoe—4.2%
Limited Brands, Inc.	116,865	5,808,190
Retail-Jewelry—2.5%
Cie Financiere Richemont SA, Class A	56,562	3,495,982
Telecom Services—0.5%
Ziggo NV†	20,505	644,905
Transport-Services—5.2%
C.H. Robinson Worldwide, Inc.	43,770	2,614,820
United Parcel Service, Inc., Class B	59,750	4,668,865
		7,283,685
Wireless Equipment—3.3%
Crown Castle International Corp.†	80,595	4,562,483
Total Long-Term Investment Securities (cost $100,253,789)		130,513,864
SHORT-TERM INVESTMENT SECURITIES—4.9%
Commercial Paper—4.9%
Nieuw Amsterdam Receivables 0.17% due 05/01/12 (cost $6,900,000)	$6,900,000	6,900,000
TOTAL INVESTMENTS (cost $107,153,789)(1)	98.9%	137,413,864
Other assets less liabilities	1.1	1,472,331
NET ASSETS	100.0%	$138,886,195

† Non-income producing security

(1) See Note 7 for cost of investments on a tax basis.

Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2012 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Beverages-Non-alcoholic	$10,701,510	$—	$—	$10,701,510
Computers	17,174,319	—	—	17,174,319
E-Commerce/Products	14,383,304	—	—	14,383,304
Medical-Biomedical/Gene	10,188,224	—	—	10,188,224
Pharmacy Services	9,955,670	—	—	9,955,670
Transport-Services	7,283,685	—	—	7,283,685
Other Industries*	60,827,152	—	—	60,827,152
Short-Term Investment Securities:
Commercial Paper	—	6,900,000	—	6,900,000
Total	$130,513,864	$6,900,000	$—	$137,413,864

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Focused Small-Cap Growth Portfolio

PORTFOLIO PROFILE — April 30, 2012 — (unaudited)

Industry Allocation*
Repurchase Agreement	6.1%
Wireless Equipment	4.4
Auto/Truck Parts & Equipment-Original	4.1
Medical Instruments	3.7
Electronic Components-Semiconductors	3.6
Therapeutics	3.3
Advanced Materials	3.1
Retail-Apparel/Shoe	3.0
Steel-Producers	2.8
Enterprise Software/Service	2.7
Oil Companies-Exploration & Production	2.7
Medical Products	2.5
Banks-Commercial	2.5
Building & Construction-Misc.	2.5
Consumer Products-Misc.	2.4
Rental Auto/Equipment	2.3
Aerospace/Defense	2.3
Medical-Biomedical/Gene	2.2
Computer Aided Design	2.2
Investment Management/Advisor Services	2.2
Entertainment Software	2.1
Chemicals-Diversified	2.0
Footwear & Related Apparel	2.0
Commercial Services-Finance	2.0
Computer Services	1.9
Retail-Vitamins & Nutrition Supplements	1.9
Auto-Truck Trailers	1.9
E-Commerce/Services	1.9
E-Marketing/Info	1.8
Food-Retail	1.8
Electronic Components-Misc.	1.7
Oil-Field Services	1.7
Internet Telephone	1.7
Metal Processors & Fabrication	1.7
Machinery-General Industrial	1.5
Diversified Manufacturing Operations	1.4
E-Commerce/Products	1.4
Computer Data Security	1.4
Oil Field Machinery & Equipment	1.4
Networking Products	1.4
Patient Monitoring Equipment	1.3
Medical-Hospitals	1.2
Transactional Software	1.0
98.7%

* Calculated as a percentage of net assets

Focused Small-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—92.6%
Advanced Materials—3.1%
Hexcel Corp.†	170,400	$4,665,552
Aerospace/Defense—2.3%
Spirit Aerosystems Holdings, Inc., Class A†	139,400	3,485,000
Auto-Truck Trailers—1.9%
Wabash National Corp.†	340,900	2,853,333
Auto/Truck Parts & Equipment-Original—4.1%
Dana Holding Corp.	165,000	2,412,300
Titan International, Inc.	129,585	3,743,711
		6,156,011
Banks-Commercial—2.5%
East West Bancorp, Inc.	166,500	3,791,205
Building & Construction-Misc.—2.5%
Dycom Industries, Inc.†	162,018	3,789,601
Chemicals-Diversified—2.0%
Rockwood Holdings, Inc.†	54,468	3,014,259
Commercial Services-Finance—2.0%
Cardtronics, Inc.†	112,075	2,954,297
Computer Aided Design—2.2%
Aspen Technology, Inc.†	166,602	3,295,388
Computer Data Security—1.4%
Fortinet, Inc.†	79,500	2,076,540
Computer Services—1.9%
LivePerson, Inc.†	183,143	2,908,311
Consumer Products-Misc.—2.4%
Jarden Corp.	86,700	3,635,331
Diversified Manufacturing Operations—1.4%
Crane Co.	49,000	2,162,370
E-Commerce/Products—1.4%
MercadoLibre, Inc.	21,975	2,125,861
E-Commerce/Services—1.9%
IAC/InterActiveCorp.	58,000	2,792,700
E-Marketing/Info—1.8%
ExactTarget, Inc.†	102,400	2,765,824
Electronic Components-Misc.—1.7%
Zagg, Inc.†	201,081	2,620,085
Electronic Components- Semiconductors—3.6%
LSI Corp.†	274,800	2,209,392
ON Semiconductor Corp.†	394,100	3,255,266
		5,464,658
Enterprise Software/Service—2.7%
Ariba, Inc.†	68,845	2,629,879
Proofpoint, Inc.†	111,400	1,459,340
		4,089,219
Entertainment Software—2.1%
Take-Two Interactive Software, Inc.†	220,800	3,113,280

Security Description	Shares	Value (Note 3)
Food-Retail—1.8%
Fresh Market, Inc.†	53,200	$2,722,244
Footwear & Related Apparel—2.0%
Crocs, Inc.†	147,600	2,981,520
Internet Telephone—1.7%
BroadSoft, Inc.†	60,300	2,581,443
Investment Management/Advisor Services—2.2%
Affiliated Managers Group, Inc.†	29,000	3,294,980
Machinery-General Industrial—1.5%
Chart Industries, Inc.†	30,300	2,315,829
Medical Instruments—3.7%
Endologix, Inc.†	176,700	2,646,966
Volcano Corp.†	109,800	2,981,070
		5,628,036
Medical Products—2.5%
Sirona Dental Systems, Inc.†	75,800	3,828,658
Medical-Biomedical/Gene—2.2%
Cubist Pharmaceuticals, Inc.†	78,600	3,323,208
Medical-Hospitals—1.2%
Universal Health Services, Inc., Class B	41,500	1,772,465
Metal Processors & Fabrication—1.7%
Rexnord Corp.†	112,300	2,479,584
Networking Products—1.4%
Procera Networks, Inc.†	97,800	2,030,328
Oil Companies-Exploration & Production—2.7%
Gulfport Energy Corp.†	70,500	1,847,805
Triangle Petroleum Corp.†	330,743	2,153,137
		4,000,942
Oil Field Machinery & Equipment—1.4%
Dril-Quip, Inc.†	30,700	2,068,873
Oil-Field Services—1.7%
Superior Energy Services, Inc.†	96,500	2,597,780
Patient Monitoring Equipment—1.3%
Insulet Corp.†	112,745	2,013,626
Rental Auto/Equipment—2.3%
United Rentals, Inc.†	75,400	3,519,672
Retail-Apparel/Shoe—3.0%
ANN, Inc.†	75,300	2,085,057
Men's Wearhouse, Inc.	66,900	2,477,976
		4,563,033
Retail-Vitamins & Nutrition Supplements—1.9%
GNC Holdings, Inc., Class A	73,300	2,863,098
Steel-Producers—2.8%
Carpenter Technology Corp.	74,900	4,168,934
Therapeutics—3.3%
BioMarin Pharmaceutical, Inc.†	88,700	3,077,890
Questcor Pharmaceuticals, Inc.†	41,800	1,876,820
		4,954,710

Focused Small-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
Transactional Software—1.0%
VeriFone Systems, Inc.†	31,100	$1,481,604
Wireless Equipment—4.4%
Aruba Networks, Inc.†	137,386	2,901,592
SBA Communications Corp., Class A†	69,900	3,756,426
		6,658,018
Total Long-Term Investment Securities (cost $126,273,857)		139,607,410
REPURCHASE AGREEMENT—6.1%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $9,182,000)	$9,182,000	9,182,000
TOTAL INVESTMENTS (cost $135,455,857)(2)	98.7%	148,789,410
Other assets less liabilities	1.3	1,961,523
NET ASSETS	100.0%	$150,750,933

† Non-income producing security

(1) See Note 3 for details of Joint Repurchase Agreement.

(2) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2012 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$139,607,410	$—	$—	$139,607,410
Repurchase Agreement	—	9,182,000	—	9,182,000
Total	$139,607,410	$9,182,000	$—	$148,789,410

See Notes to Financial Statements

Focused Small-Cap Value Portfolio

PORTFOLIO PROFILE — April 30, 2012 — (unaudited)

Industry Allocation*
Electronic Components-Misc.	12.2%
Retail-Bookstores	7.1
Banks-Commercial	6.8
Airlines	6.3
Engineering/R&D Services	5.9
Oil & Gas Drilling	4.6
Savings & Loans/Thrifts	3.8
Real Estate Investment Trusts	3.5
Repurchase Agreement	3.4
Finance-Investment Banker/Broker	3.4
Semiconductor Equipment	2.8
SupraNational Banks	2.7
Transport-Marine	2.6
Medical-Drugs	2.5
Retail-Jewelry	2.5
Footwear & Related Apparel	2.2
Web Portals/ISP	2.2
Precious Metals	2.1
Telecommunication Equipment	2.0
Food-Misc.	2.0
Theaters	1.8
Transport-Truck	1.8
Machinery-General Industrial	1.7
Retail-Apparel/Shoe	1.7
Oil Companies-Exploration & Production	1.6
Investment Companies	1.5
Medical-Biomedical/Gene	1.5
Investment Management/Advisor Services	1.4
Medical-Hospitals	1.2
Apparel Manufacturers	1.2
Internet Application Software	1.0
Telecom Services	1.0
98.0%

* Calculated as a percentage of net assets

Focused Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—94.6%
Airlines—6.3%
Copa Holdings SA, Class A	43,092	$3,503,810
Hawaiian Holdings, Inc.†	213,900	1,210,674
Spirit Airlines, Inc.†	91,726	2,203,259
		6,917,743
Apparel Manufacturers—1.2%
True Religion Apparel, Inc.†	48,100	1,306,396
Banks-Commercial—6.8%
East West Bancorp, Inc.	95,927	2,184,258
FirstMerit Corp.	132,600	2,227,680
Sterling Bancorp	320,425	3,047,242
		7,459,180
Electronic Components-Misc.—12.2%
Vishay Intertechnology, Inc.†	231,600	2,598,552
Zagg, Inc.†	827,792	10,786,130
		13,384,682
Engineering/R&D Services—5.9%
Foster Wheeler AG†	47,500	1,092,500
McDermott International, Inc.†	93,400	1,055,420
Shaw Group, Inc.†	144,100	4,361,907
		6,509,827
Finance-Investment Banker/Broker—3.4%
Interactive Brokers Group, Inc., Class A	110,520	1,676,588
Knight Capital Group, Inc., Class A†	152,412	2,002,694
		3,679,282
Food-Misc.—2.0%
B&G Foods, Inc.	97,362	2,165,331
Footwear & Related Apparel—2.2%
Crocs, Inc.†	120,900	2,442,180
Internet Application Software—1.0%
KIT Digital, Inc.†	168,039	1,139,304
Investment Companies—1.5%
Fifth Street Finance Corp.	170,707	1,676,343
Investment Management/Advisor Services—1.4%
U.S. Global Investors, Inc., Class A	219,107	1,538,131
Machinery-General Industrial—1.7%
Flow International Corp.†	449,640	1,848,020
Medical-Biomedical/Gene—1.5%
Bio-Rad Laboratories, Inc., Class A†	14,900	1,609,051
Medical-Drugs—2.5%
Cadence Pharmaceuticals, Inc.†	534,300	1,971,567
MAP Pharmaceuticals, Inc.†	61,400	787,148
		2,758,715
Medical-Hospitals—1.2%
Health Management Associates, Inc., Class A†	182,900	1,316,880

Security Description	Shares	Value (Note 3)
Oil & Gas Drilling—4.6%
Hercules Offshore, Inc.†	251,320	$1,276,706
Ocean Rig UDW, Inc.†	63,168	1,101,018
Pacific Drilling SA†	269,648	2,677,605
		5,055,329
Oil Companies-Exploration & Production—1.6%
Gastar Exploration, Ltd.†	415,656	1,167,994
Rex Energy Corp.†	57,830	607,793
		1,775,787
Precious Metals—2.1%
North American Palladium, Ltd.†	754,215	2,262,645
Real Estate Investment Trusts—3.5%
Equity Lifestyle Properties, Inc.	15,360	1,074,278
Extra Space Storage, Inc.	89,783	2,724,914
		3,799,192
Retail-Apparel/Shoe—1.7%
Express, Inc.†	77,475	1,829,960
Retail-Bookstores—7.1%
Barnes & Noble, Inc.†	375,300	7,787,475
Retail-Jewelry—2.5%
Signet Jewelers, Ltd.	55,511	2,707,271
Savings & Loans/Thrifts—3.8%
Dime Community Bancshares, Inc.	176,652	2,448,397
People's United Financial, Inc.	139,700	1,723,898
		4,172,295
Semiconductor Equipment—2.8%
Entegris, Inc.†	351,307	3,109,067
SupraNational Banks—2.7%
Banco Latinoamericano de Comercio Exterior SA, Class E	144,333	3,009,343
Telecom Services—1.0%
Vonage Holdings Corp.†	536,654	1,094,774
Telecommunication Equipment—2.0%
Tellabs, Inc.	595,900	2,246,543
Theaters—1.8%
Regal Entertainment Group, Class A	148,000	2,014,280
Transport-Marine—2.6%
Golar LNG, Ltd.	56,744	2,098,393
Scorpio Tankers, Inc.†	119,600	809,692
		2,908,085
Transport-Truck—1.8%
Swift Transporation Co.†	184,806	1,938,615
Web Portals/ISP—2.2%
EarthLink, Inc.	300,300	2,438,436
Total Long-Term Investment Securities (cost $99,252,146)		103,900,162

Focused Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
REPURCHASE AGREEMENT—3.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $3,759,000)	$3,759,000	$3,759,000
TOTAL INVESTMENTS (cost $103,011,146)(2)	98.0%	107,659,162
Other assets less liabilities	2.0	2,158,387
NET ASSETS	100.0%	$109,817,549

† Non-income producing security

(1) See Note 3 for details of Joint Repurchase Agreement.

(2) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2012 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Airlines	$6,917,743	$—	$—	$6,917,743
Banks-Commercial	7,459,180	—	—	7,459,180
Electronic Components-Misc.	13,384,682	—	—	13,384,682
Engineering/R&D Services	6,509,827	—	—	6,509,827
Retail-Bookstores	7,787,475	—	—	7,787,475
Other Industries*	61,841,255	—	—	61,841,255
Repurchase Agreement	—	3,759,000	—	3,759,000
Total	$103,900,162	$3,759,000	$—	$107,659,162

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Focused Growth and Income Portfolio

PORTFOLIO PROFILE — April 30, 2012 — (unaudited)

Industry Allocation*
Repurchase Agreements	18.3%
Medical-Drugs	11.0
Banks-Super Regional	5.8
Diversified Banking Institutions	5.7
Aerospace/Defense-Equipment	4.5
Metal-Copper	4.2
Retail-Drug Store	3.8
Transport-Rail	3.7
Oil Companies-Integrated	3.5
Applications Software	3.5
Enterprise Software/Service	3.2
Diversified Manufacturing Operations	3.2
Computers	3.2
Retail-Discount	3.2
Electronic Components-Semiconductors	3.1
Auto-Cars/Light Trucks	3.1
Oil-Field Services	3.0
Insurance-Multi-line	3.0
Oil Companies-Exploration & Production	2.9
Retail-Apparel/Shoe	2.7
Retail-Regional Department Stores	2.7
Oil & Gas Drilling	2.2
Web Portals/ISP	1.7
101.2%

* Calculated as a percentage of net assets

Focused Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—82.9%
Aerospace/Defense-Equipment—4.5%
United Technologies Corp.	100,000	$8,164,000
Applications Software—3.5%
Microsoft Corp.	200,000	6,404,000
Auto-Cars/Light Trucks—3.1%
Ford Motor Co.	500,000	5,640,000
Banks-Super Regional—5.8%
Capital One Financial Corp.	100,000	5,548,000
Wells Fargo & Co.	150,000	5,014,500
		10,562,500
Computers—3.2%
Apple, Inc.†	10,000	5,842,400
Diversified Banking Institutions—5.7%
Bank of America Corp.	500,000	4,055,000
JPMorgan Chase & Co.	150,000	6,447,000
		10,502,000
Diversified Manufacturing Operations—3.2%
General Electric Co.	300,000	5,874,000
Electronic Components- Semiconductors—3.1%
Intel Corp.	200,000	5,680,000
Enterprise Software/Service—3.2%
Oracle Corp.	200,000	5,878,000
Insurance-Multi-line—3.0%
MetLife, Inc.	150,000	5,404,500
Medical-Drugs—11.0%
Johnson & Johnson	100,000	6,509,000
Merck & Co., Inc.	200,000	7,848,000
Pfizer, Inc.	250,000	5,732,500
		20,089,500
Metal-Copper—4.2%
Freeport-McMoRan Copper & Gold, Inc.	200,000	7,660,000
Oil & Gas Drilling—2.2%
Ensco PLC ADR	75,000	4,098,750
Oil Companies-Exploration & Production—2.9%
Devon Energy Corp.	75,000	5,238,750
Oil Companies-Integrated—3.5%
Exxon Mobil Corp.	75,000	6,475,500
Oil-Field Services—3.0%
Schlumberger, Ltd.	75,000	5,560,500
Retail-Apparel/Shoe—2.7%
Abercrombie & Fitch Co., Class A	100,000	5,017,000
Retail-Discount—3.2%
Target Corp.	100,000	5,794,000
Retail-Drug Store—3.8%
Walgreen Co.	200,000	7,012,000

Security Description	Shares/ Principal Amount	Value (Note 3)
Retail-Regional Department Stores—2.7%
Kohl's Corp.	100,000	$5,013,000
Transport-Rail—3.7%
CSX Corp.	300,000	6,693,000
Web Portals/ISP—1.7%
Google, Inc., Class A†	5,000	3,026,150
Total Long-Term Investment Securities (cost $141,459,473)		151,629,550
REPURCHASE AGREEMENTS—18.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(1)	$32,498,000	32,498,000
UBS Securities LLC Joint Repurchase Agreement(1)	893,000	893,000
Total Repurchase Agreements (cost $33,391,000)		33,391,000
TOTAL INVESTMENTS (cost $174,850,473)(2)	101.2%	185,020,550
Liabilities in excess of other assets	(1.2)	(2,146,809)
NET ASSETS	100.0%	$182,873,741

† Non-income producing security

(1) See Note 3 for details of Joint Repurchase Agreements.

(2) See Note 7 for cost of investments on a tax basis.

ADR—American Depository Receipt

Focused Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2012 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$10,562,500	$—	$—	$10,562,500
Diversified Banking Institutions	10,502,000	—	—	10,502,000
Medical-Drugs	20,089,500	—	—	20,089,500
Other Industries*	110,475,550	—	—	110,475,550
Repurchase Agreements	—	33,391,000	—	33,391,000
Total	$151,629,550	$33,391,000	$—	$185,020,550

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 10/31/2011	$0	$0
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation	—	—
Change in unrealized depreciation	—	—
Net purchases	—	—
Net sales	(0)	(0)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 04/30/2012	$—	$—

See Notes to Financial Statements

Focused Technology Portfolio

PORTFOLIO PROFILE — April 30, 2012 — (unaudited)

Industry Allocation*
Electronic Components-Semiconductors	11.5%
Applications Software	10.4
Computer Services	9.9
Semiconductor Components-Integrated Circuits	9.4
Computers	9.1
Networking Products	5.8
Repurchase Agreement	5.3
Computers-Memory Devices	5.2
Enterprise Software/Service	4.1
Wireless Equipment	3.9
Web Portals/ISP	3.1
E-Commerce/Services	3.0
E-Commerce/Products	2.5
Commercial Services-Finance	2.2
Internet Infrastructure Software	2.1
Software Tools	1.7
Web Hosting/Design	1.5
Semiconductor Equipment	1.4
Computer Aided Design	1.2
E-Marketing/Info	1.1
Telecom Equipment-Fiber Optics	1.1
Internet Telephone	1.0
Computers-Integrated Systems	1.0
Internet Content-Information/News	1.0
Gambling (Non-Hotel)	0.9
Computer Data Security	0.5
99.9%

* Calculated as a percentage of net assets

Focused Technology Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—94.6%
Applications Software—10.4%
Check Point Software Technologies, Ltd.†	6,500	$377,845
Citrix Systems, Inc.†	3,900	333,879
Microsoft Corp.	42,900	1,373,658
Red Hat, Inc.†	8,200	488,802
Salesforce.com, Inc.†	3,700	576,201
		3,150,385
Commercial Services-Finance—2.2%
Mastercard, Inc., Class A	1,500	678,405
Computer Aided Design—1.2%
Autodesk, Inc.†	9,100	358,267
Computer Data Security—0.5%
Fortinet, Inc.†	6,000	156,720
Computer Services—9.9%
Accenture PLC, Class A	13,900	902,805
Cognizant Technology Solutions Corp., Class A†	10,800	791,856
International Business Machines Corp.	6,200	1,283,896
		2,978,557
Computers—9.1%
Apple, Inc.†	4,679	2,733,659
Computers-Integrated Systems—1.0%
Teradata Corp.†	4,400	307,032
Computers-Memory Devices—5.2%
EMC Corp.†	31,763	896,034
NetApp, Inc.†	17,400	675,642
		1,571,676
E-Commerce/Products—2.5%
Amazon.com, Inc.†	1,500	347,850
eBay, Inc.†	9,600	394,080
		741,930
E-Commerce/Services—3.0%
OpenTable, Inc.†	11,800	527,814
priceline.com, Inc.†	500	380,410
		908,224
E-Marketing/Info—1.1%
ExactTarget, Inc.†	11,900	321,419
Electronic Components- Semiconductors—11.5%
Avago Technologies, Ltd.	6,700	231,016
Broadcom Corp., Class A	18,734	685,665
Intel Corp.	23,436	665,582
LSI Corp.†	49,600	398,784
ON Semiconductor Corp.†	45,900	379,134
Skyworks Solutions, Inc.†	12,000	325,680
Texas Instruments, Inc.	24,600	785,724
		3,471,585
Enterprise Software/Service—4.1%
Ariba, Inc.†	14,700	561,540
Oracle Corp.	23,000	675,970
		1,237,510

Security Description	Shares/ Principal Amount	Value (Note 3)
Gambling (Non-Hotel)—0.9%
International Game Technology	18,300	$285,114
Internet Content-Information/News—1.0%
LinkedIn Corp., Class A†	2,800	303,660
Internet Infrastructure Software—2.1%
F5 Networks, Inc.†	2,519	337,370
TIBCO Software, Inc.†	8,700	286,230
		623,600
Internet Telephone—1.0%
BroadSoft, Inc.†	7,200	308,232
Networking Products—5.8%
Cisco Systems, Inc.	72,500	1,460,875
Procera Networks, Inc.†	13,900	288,564
		1,749,439
Semiconductor Components- Integrated Circuits—9.4%
Analog Devices, Inc.	11,800	459,964
Cypress Semiconductor Corp.†	17,600	272,800
Marvell Technology Group, Ltd.†	42,937	644,484
QUALCOMM, Inc.	22,705	1,449,487
		2,826,735
Semiconductor Equipment—1.4%
Applied Materials, Inc.	36,400	436,436
Software Tools—1.7%
VMware, Inc., Class A†	4,500	502,740
Telecom Equipment-Fiber Optics—1.1%
Corning, Inc.	22,300	320,005
Web Hosting/Design—1.5%
Equinix, Inc.†	2,700	443,340
Web Portals/ISP—3.1%
Google, Inc., Class A†	1,525	922,976
Wireless Equipment—3.9%
Aruba Networks, Inc.†	34,600	730,752
SBA Communications Corp., Class A†	8,400	451,416
		1,182,168
Total Long-Term Investment Securities (cost $25,737,907)		28,519,814
REPURCHASE AGREEMENT—5.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $1,609,000)	$1,609,000	1,609,000
TOTAL INVESTMENTS (cost $27,346,907)(2)	99.9%	30,128,814
Other assets less liabilities	0.1	16,376
NET ASSETS	100.0%	$30,145,190

† Non-income producing security

(1) See Note 3 for details of Joint Repurchase Agreements.

(2) See Note 7 for cost of investments on a tax basis.

Focused Technology Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2012 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$3,150,385	$—	$—	$3,150,385
Computer Services	2,978,557	—	—	2,978,557
Computers	2,733,659	—	—	2,733,659
Computers-Memory Devices	1,571,676	—	—	1,571,676
Electronic Components-Semiconductors	3,471,585	—	—	3,471,585
Networking Products	1,749,439	—	—	1,749,439
Semiconductor Components-Integrated Circuits	2,826,735	—	—	2,826,735
Other Industries*	10,037,778	—	—	10,037,778
Repurchase Agreement	—	1,609,000	—	1,609,000
Total	$28,519,814	$1,609,000	$—	$30,128,814

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Focused Dividend Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2012 — (unaudited)

Industry Allocation*
Medical-Drugs	16.0%
Tobacco	13.9
Aerospace/Defense	13.2
Telephone-Integrated	6.5
Cosmetics & Toiletries	6.3
Semiconductor Equipment	6.1
Telecommunication Equipment	3.5
Applications Software	3.5
Diversified Manufacturing Operations	3.5
Electronic Components-Semiconductors	3.4
Food-Misc.	3.3
Auto/Truck Parts & Equipment-Original	3.3
Chemicals-Diversified	3.2
Beverages-Non-alcoholic	3.2
Metal-Copper	3.1
Medical-Outpatient/Home Medical	3.1
Commercial Services-Finance	2.8
Repurchase Agreement	0.9
98.8%

* Calculated as a percentage of net assets

Focused Dividend Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—97.9%
Aerospace/Defense—13.2%
General Dynamics Corp.	850,173	$57,386,678
Lockheed Martin Corp.	697,439	63,146,127
Northrop Grumman Corp.	937,344	59,315,128
Raytheon Co.	1,200,538	64,997,127
		244,845,060
Applications Software—3.5%
Microsoft Corp.	2,036,805	65,218,496
Auto/Truck Parts & Equipment-Original—3.3%
Autoliv, Inc.	971,464	60,949,651
Beverages-Non-alcoholic—3.2%
Dr Pepper Snapple Group, Inc.	1,459,549	59,228,498
Chemicals-Diversified—3.2%
E.I. du Pont de Nemours & Co.	1,114,098	59,559,679
Commercial Services-Finance—2.8%
H&R Block, Inc.	3,542,220	52,070,634
Cosmetics & Toiletries—6.3%
Avon Products, Inc.	2,915,924	62,983,958
Procter & Gamble Co.	860,120	54,738,037
		117,721,995
Diversified Manufacturing Operations—3.5%
General Electric Co.	3,330,567	65,212,502
Electronic Components- Semiconductors—3.4%
Intel Corp.	2,248,322	63,852,345
Food-Misc.—3.3%
Kraft Foods, Inc., Class A	1,544,948	61,597,077
Medical-Drugs—16.0%
Bristol-Myers Squibb Co.	1,739,164	58,035,903
Eli Lilly & Co.	1,423,380	58,913,698
Johnson & Johnson	852,870	55,513,309
Merck & Co., Inc.	1,590,572	62,414,045
Pfizer, Inc.	2,719,928	62,367,949
		297,244,904
Medical-Outpatient/Home Medical—3.1%
Lincare Holdings, Inc.	2,333,758	56,943,695
Metal-Copper—3.1%
Southern Copper Corp.	1,740,490	57,227,311
Semiconductor Equipment—6.1%
Applied Materials, Inc.	4,400,374	52,760,484
KLA-Tencor Corp.	1,154,427	60,203,368
		112,963,852
Telecommunication Equipment—3.5%
Harris Corp.	1,443,452	65,734,804
Telephone-Integrated—6.5%
AT&T, Inc.	1,854,120	61,019,089
Verizon Communications, Inc.	1,461,669	59,022,195
		120,041,284

Security Description	Shares/ Principal Amount	Value (Note 3)
Tobacco—13.9%
Altria Group, Inc.	1,983,487	$63,888,116
Lorillard, Inc.	494,588	66,912,811
Philip Morris International, Inc.	774,177	69,296,583
Reynolds American, Inc.	1,419,890	57,974,109
		258,071,619
Total Long-Term Investment Securities (cost $1,616,393,223)		1,818,483,406
REPURCHASE AGREEMENT—0.9%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $17,449,000)	$17,449,000	17,449,000
TOTAL INVESTMENTS (cost $1,633,842,223)(2)	98.8%	1,835,932,406
Other assets less liabilities	1.2	22,027,731
NET ASSETS	100.0%	$1,857,960,137

(1) See Note 3 for details of Joint Repurchase Agreement.

(2) See Note 7 for cost of investments on a tax basis.

Focused Dividend Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2012 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$244,845,060	$—	$—	$244,845,060
Cosmetics & Toiletries	117,721,995	—	—	117,721,995
Medical-Drugs	297,244,904	—	—	297,244,904
Semiconductor Equipment	112,963,852	—	—	112,963,852
Telephone-Integrated	120,041,284	—	—	120,041,284
Tobacco	258,071,619	—	—	258,071,619
Other Industries*	667,594,692	—	—	667,594,692
Repurchase Agreement	—	17,449,000	—	17,449,000
Total	$1,818,483,406	$17,449,000	$—	$1,835,932,406

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Focused StarALPHA Portfolio

PORTFOLIO PROFILE — April 30, 2012 — (unaudited)

Industry Allocation*
E-Commerce/Products	7.8%
Cable/Satellite TV	7.4
Web Portals/ISP	6.3
Applications Software	6.0
Recreational Centers	5.1
Retail-Bookstores	5.0
Medical-Biomedical/Gene	4.6
Internet Telephone	4.3
Electronic Components-Misc.	4.1
Finance-Credit Card	3.7
Oil Refining & Marketing	3.6
Medical-Wholesale Drug Distribution	3.6
Commercial Services-Finance	3.6
Medical-Drugs	3.5
Oil Companies-Integrated	3.5
Food-Retail	3.4
Airlines	2.7
Engineering/R&D Services	2.7
Time Deposits	2.5
Telecommunication Equipment	2.0
Real Estate Operations & Development	1.9
Investment Management/Advisor Services	1.8
Footwear & Related Apparel	1.7
Auto/Truck Parts & Equipment-Original	1.4
Broadcast Services/Program	1.1
Finance-Other Services	0.9
Transport-Marine	0.9
Motion Pictures & Services	0.8
Repurchase Agreement	0.8
Diversified Operations	0.7
Beverages-Non-alcoholic	0.7
98.1%

* Calculated as a percentage of net assets

Focused StarALPHA Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—94.8%
Airlines—2.7%
Copa Holdings SA, Class A	2,726	$221,651
Applications Software—6.0%
Imperva, Inc.†	2,620	91,098
Microsoft Corp.	12,560	402,171
		493,269
Auto/Truck Parts & Equipment- Original—1.4%
Icahn Enterprises LP	2,370	114,921
Beverages-Non-alcoholic—0.7%
Primo Water Corp.†	36,776	55,164
Broadcast Services/Program—1.1%
Liberty Media Corp.-Liberty Capital, Class A†	1,040	90,938
Cable/Satellite TV—7.4%
DISH Network Corp., Class A	9,000	287,730
Time Warner Cable, Inc.	4,000	321,800
		609,530
Commercial Services-Finance—3.6%
Western Union Co.	16,000	294,080
Diversified Operations—0.7%
Leucadia National Corp.	2,325	57,800
E-Commerce/Products—7.8%
Amazon.com, Inc.†	1,955	453,364
MercadoLibre, Inc.	1,959	189,514
		642,878
Electronic Components-Misc.—4.1%
Zagg, Inc.†	25,935	337,933
Engineering/R&D Services—2.7%
Shaw Group, Inc.†	7,300	220,971
Finance-Credit Card—3.7%
Discover Financial Services	9,000	305,100
Finance-Other Services—0.9%
CBOE Holdings, Inc.	2,880	76,147
Food-Retail—3.4%
Kroger Co.	12,000	279,240
Footwear & Related Apparel—1.7%
Crocs, Inc.†	7,000	141,400
Internet Telephone—4.3%
BroadSoft, Inc.†	8,331	356,650
Investment Management/Advisor Services—1.8%
Value Partners Group, Ltd.	77,000	47,637
WisdomTree Investments, Inc.†	11,670	99,779
		147,416
Medical-Biomedical/Gene—4.6%
Gilead Sciences, Inc.†	7,370	383,314
Medical-Drugs—3.5%
Eli Lilly & Co.	7,000	289,730

Shares/ Security Description	Principal Amount	Value (Note 3)
Medical-Wholesale Drug Distribution—3.6%
Cardinal Health, Inc.	7,000	$295,890
Motion Pictures & Services—0.8%
DreamWorks Animation SKG, Inc., Class A†	3,645	65,646
Oil Companies-Integrated—3.5%
ConocoPhillips	4,000	286,520
Oil Refining & Marketing—3.6%
Valero Energy Corp.	12,000	296,400
Real Estate Operations & Development—1.9%
Brookfield Asset Management, Inc., Class A	2,190	72,226
Howard Hughes Corp.†	1,300	87,243
		159,469
Recreational Centers—5.1%
Life Time Fitness, Inc.†	9,064	422,020
Retail-Bookstores—5.0%
Barnes & Noble, Inc.†	20,000	415,000
Telecommunication Equipment—2.0%
Tellabs, Inc.	44,500	167,765
Transport-Marine—0.9%
Golar LNG, Ltd.	1,983	73,331
Web Portals/ISP—6.3%
Google, Inc., Class A†	550	332,876
Yahoo!, Inc.†	11,900	184,926
		517,802
Total Long-Term Investment Securities (cost $7,385,488)		7,817,975
SHORT-TERM INVESTMENT SECURITIES—2.5%
Time Deposits—2.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/01/12 (cost $201,000)	$201,000	201,000
REPURCHASE AGREEMENT—0.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $64,000)	64,000	64,000
TOTAL INVESTMENTS (cost $7,650,488)(2)	98.1%	8,082,975
Other assets less liabilities	1.9	160,585
NET ASSETS	100.0%	$8,243,560

† Non-income producing security

(1) See Note 3 for details of Joint Repurchase Agreement.

(2) See Note 7 for cost of investments on a tax basis.

Focused StarALPHA Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2012 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$493,269	$—	$—	$493,269
Cable/Satellite TV	609,530	—	—	609,530
E-Commerce/Products	642,878	—	—	642,878
Recreational Centers	422,020	—	—	422,020
Retail-Bookstores	415,000	—	—	415,000
Web Portals/ISP	517,802	—	—	517,802
Other Industries*	4,717,476	—	—	4,717,476
Short-Term Investment Securities:
Time Deposit	—	201,000	—	201,000
Repurchase Agreement	—	64,000	—	64,000
Total	$7,817,975	$265,000	$—	$8,082,975

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

SunAmerica Strategic Value Portfolio

PORTFOLIO PROFILE — April 30, 2012 — (unaudited)

Industry Allocation*
Diversified Banking Institutions	5.7%
Multimedia	5.6
Medical-Drugs	4.7
Oil Companies-Integrated	4.5
Aerospace/Defense	3.6
Electric-Integrated	3.4
Electronic Components-Semiconductors	3.2
Telephone-Integrated	3.0
Diversified Manufacturing Operations	3.0
Oil Companies-Exploration & Production	3.0
Finance-Other Services	2.9
Medical-HMO	2.9
Cosmetics & Toiletries	2.5
Insurance Brokers	2.5
Commercial Services-Finance	2.4
Investment Management/Advisor Services	2.3
Banks-Super Regional	2.0
Networking Products	2.0
Food-Confectionery	1.9
Insurance-Property/Casualty	1.8
Medical-Biomedical/Gene	1.8
Tobacco	1.7
Engineering/R&D Services	1.7
Apparel Manufacturers	1.4
Electric-Generation	1.3
Cable/Satellite TV	1.2
Semiconductor Equipment	1.2
Auto/Truck Parts & Equipment-Original	1.2
Television	1.2
Retail-Drug Store	1.1
Beverages-Wine/Spirits	1.1
Retail-Discount	1.0
Medical Products	1.0
Power Converter/Supply Equipment	1.0
Transport-Rail	1.0
Real Estate Investment Trusts	1.0
Insurance-Multi-line	1.0
Computers	0.8
Retail-Regional Department Stores	0.8
Enterprise Software/Service	0.8
Oil Field Machinery & Equipment	0.8
Wireless Equipment	0.7
Beverages-Non-alcoholic	0.7
Chemicals-Diversified	0.7
Publishing-Books	0.7
Banks-Fiduciary	0.7
Gold Mining	0.7
Telecom Equipment-Fiber Optics	0.7
Steel-Producers	0.7
Electronics-Military	0.6
E-Commerce/Services	0.6
Oil-Field Services	0.6
Telecom Services	0.6
Insurance-Life/Health	0.5
Consumer Products-Misc.	0.5
Food-Misc.	0.4
Printing-Commercial	0.4
Advanced Materials	0.4
Real Estate Management/Services	0.4
Instruments-Controls	0.3
Building-Heavy Construction	0.3
Oil Refining & Marketing	0.3

Paper & Related Products	0.2%
Repurchase Agreement	0.2
Transport-Truck	0.2
Medical-Nursing Homes	0.2
99.3%

* Calculated as a percentage of net assets

SunAmerica Strategic Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK—99.1%
Advanced Materials—0.4%
Ceradyne, Inc.	21,099	$534,227
Aerospace/Defense—3.6%
Boeing Co.	9,215	707,712
General Dynamics Corp.	14,490	978,075
Lockheed Martin Corp.	21,136	1,913,653
Northrop Grumman Corp.	14,368	909,207
Raytheon Co.	13,464	728,941
		5,237,588
Apparel Manufacturers—1.4%
Jones Group, Inc.	112,888	1,266,603
VF Corp.	5,398	820,766
		2,087,369
Auto/Truck Parts & Equipment-Original—1.2%
Autoliv, Inc.	14,604	916,255
Dana Holding Corp.	57,454	839,977
		1,756,232
Banks-Fiduciary—0.7%
Bank of New York Mellon Corp.	41,478	980,955
Banks-Super Regional—2.0%
Wells Fargo & Co.	87,614	2,928,936
Beverages-Non-alcoholic—0.7%
Coca-Cola Enterprises, Inc.	36,003	1,084,410
Beverages-Wine/Spirits—1.1%
Brown-Forman Corp., Class B	18,710	1,615,609
Building-Heavy Construction—0.3%
Tutor Perini Corp.†	30,224	459,707
Cable/Satellite TV—1.2%
Comcast Corp., Class A	58,738	1,781,524
Chemicals-Diversified—0.7%
Dow Chemical Co.	31,366	1,062,680
Commercial Services-Finance—2.4%
Equifax, Inc.	19,483	892,711
H&R Block, Inc.	65,031	955,956
Visa, Inc., Class A	13,492	1,659,246
		3,507,913
Computers—0.8%
Hewlett-Packard Co.	50,062	1,239,535
Consumer Products-Misc.—0.5%
Clorox Co.	10,077	706,398
Cosmetics & Toiletries—2.5%
Procter & Gamble Co.	58,258	3,707,539
Diversified Banking Institutions—5.7%
Bank of America Corp.	250,810	2,034,069
Citigroup, Inc.	65,213	2,154,637
Goldman Sachs Group, Inc.	6,027	694,009
JPMorgan Chase & Co.	81,571	3,505,922
		8,388,637

Security Description	Shares	Value (Note 3)
Diversified Manufacturing Operations—3.0%
General Electric Co.	203,260	$3,979,831
ITT Corp.	18,577	417,239
		4,397,070
E-Commerce/Services—0.6%
Expedia, Inc.	21,885	932,958
Electric-Generation—1.3%
AES Corp.†	153,718	1,924,549
Electric-Integrated—3.4%
Ameren Corp.	59,077	1,937,135
Exelon Corp.	77,325	3,016,448
		4,953,583
Electronic Components- Semiconductors—3.2%
Intel Corp.	168,164	4,775,858
Electronics-Military—0.6%
L-3 Communications Holdings, Inc.	12,730	936,164
Engineering/R&D Services—1.7%
EMCOR Group, Inc.	44,969	1,318,491
URS Corp.	27,586	1,139,578
		2,458,069
Enterprise Software/Service—0.8%
CA, Inc.	44,805	1,183,748
Finance-Other Services—2.9%
CME Group, Inc.	9,744	2,590,150
NASDAQ OMX Group, Inc.†	48,910	1,201,719
NYSE Euronext	20,411	525,583
		4,317,452
Food-Confectionery—1.9%
Hershey Co.	21,706	1,454,519
J.M. Smucker Co.	15,937	1,269,063
		2,723,582
Food-Misc.—0.4%
Kellogg Co.	12,243	619,129
Gold Mining—0.7%
Newmont Mining Corp.	20,474	975,586
Instruments-Controls—0.3%
Watts Water Technologies, Inc., Class A	12,871	473,910
Insurance Brokers—2.5%
Marsh & McLennan Cos., Inc.	110,425	3,693,716
Insurance-Life/Health—0.5%
CNO Financial Group, Inc.†	106,290	772,728
Insurance-Multi-line—1.0%
MetLife, Inc.	39,126	1,409,710
Insurance-Property/Casualty—1.8%
Mercury General Corp.	43,186	1,951,575
Selective Insurance Group, Inc.	43,136	754,449
		2,706,024

SunAmerica Strategic Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)
Investment Management/Advisor Services—2.3%
Federated Investors, Inc., Class B	32,054	$707,752
Legg Mason, Inc.	52,361	1,365,051
National Financial Partners Corp.†	92,214	1,360,157
		3,432,960
Medical Products—1.0%
Covidien PLC	26,991	1,490,713
Medical-Biomedical/Gene—1.8%
Amgen, Inc.	37,405	2,659,870
Medical-Drugs—4.7%
Bristol-Myers Squibb Co.	133,656	4,460,101
Forest Laboratories, Inc.†	47,127	1,641,433
Medicis Pharmaceutical Corp., Class A	20,118	773,940
		6,875,474
Medical-HMO—2.9%
Coventry Health Care, Inc.	25,406	761,926
Humana, Inc.	6,736	543,461
UnitedHealth Group, Inc.	34,034	1,911,009
WellPoint, Inc.	14,599	990,104
		4,206,500
Medical-Nursing Homes—0.2%
Sun Healthcare Group, Inc.†	35,553	257,048
Multimedia—5.6%
News Corp., Class A	125,345	2,456,762
Time Warner, Inc.	95,911	3,592,826
Walt Disney Co.	51,669	2,227,451
		8,277,039
Networking Products—2.0%
Cisco Systems, Inc.	143,014	2,881,732
Oil Companies-Exploration & Production—3.0%
Anadarko Petroleum Corp.	10,883	796,744
Apache Corp.	13,972	1,340,474
Devon Energy Corp.	17,356	1,212,317
Vaalco Energy, Inc.†	115,203	1,044,891
		4,394,426
Oil Companies-Integrated—4.5%
ConocoPhillips	72,996	5,228,704
Hess Corp.	25,458	1,327,380
		6,556,084
Oil Field Machinery & Equipment—0.8%
National Oilwell Varco, Inc.	14,920	1,130,339
Oil Refining & Marketing—0.3%
Delek US Holdings, Inc.	22,686	369,782
Oil-Field Services—0.6%
Baker Hughes, Inc.	20,328	896,668
Paper & Related Products—0.2%
Domtar Corp.	3,941	344,759
Power Converter/Supply Equipment—1.0%
Power-One, Inc.†	345,582	1,479,091

Security Description	Shares	Value (Note 3)
Printing-Commercial—0.4%
R.R. Donnelley & Sons Co.	44,946	$562,274
Publishing-Books—0.7%
McGraw-Hill Cos., Inc.	20,975	1,031,341
Real Estate Investment Trusts—1.0%
Anworth Mortgage Asset Corp.	215,444	1,452,093
Real Estate Management/Services—0.4%
Jones Lang LaSalle, Inc.	6,575	525,606
Retail-Discount—1.0%
Wal-Mart Stores, Inc.	26,197	1,543,265
Retail-Drug Store—1.1%
CVS Caremark Corp.	37,226	1,661,024
Retail-Regional Department Stores—0.8%
Macy's, Inc.	30,172	1,237,655
Semiconductor Equipment—1.2%
Applied Materials, Inc.	65,898	790,117
KLA-Tencor Corp.	18,552	967,487
		1,757,604
Steel-Producers—0.7%
Nucor Corp.	24,387	956,214
Telecom Equipment-Fiber Optics—0.7%
Corning, Inc.	66,843	959,197
Telecom Services—0.6%
USA Mobility, Inc.	67,111	867,074
Telephone-Integrated—3.0%
AT&T, Inc.	69,784	2,296,591
Verizon Communications, Inc.	53,647	2,166,266
		4,462,857
Television—1.2%
CBS Corp., Class B	51,773	1,726,630
Tobacco—1.7%
Altria Group, Inc.	44,363	1,428,932
Reynolds American, Inc.	25,770	1,052,189
		2,481,121
Transport-Rail—1.0%
Union Pacific Corp.	13,101	1,473,076
Transport-Truck—0.2%
Werner Enterprises, Inc.	11,608	274,181
Wireless Equipment—0.7%
Motorola Solutions, Inc.	21,599	1,102,197
Total Long-Term Investment Securities (cost $142,785,749)		145,658,989

SunAmerica Strategic Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2012 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
REPURCHASE AGREEMENT—0.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $342,000)	$342,000	$342,000
TOTAL INVESTMENTS (cost $143,127,749)(2)	99.3%	146,000,989
Other assets less liabilities	0.7	1,006,964
NET ASSETS	100.0%	$147,007,953

† Non-income producing security

(1) See Note 3 for details of Joint Repurchase Agreement.

(2) See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo's net assets as of April 30, 2012 (see Note 3):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$8,388,637	$—	$—	$8,388,637
Multimedia	8,277,039	—	—	8,277,039
Other Industries*	128,993,313	—	—	128,993,313
Repurchase Agreement	—	342,000	—	342,000
Total	$145,658,989	$342,000	$—	$146,000,989

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited)

Note 1.  Organization

SunAmerica Series, Inc. (the "Fund"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"). The Fund currently consists of eleven separate investment series (each a "Portfolio" and collectively, the "Portfolios") each with a distinct investment objective or strategy. Each Portfolio is managed by a single adviser, except for the Focused StarALPHA Portfolio. With respect to the Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio, each of these Portfolios has a principal investment technique to invest in a combination of SunAmerica funds as described below and may also invest in any other affiliated SunAmerica funds (collectively, the "Underlying Funds").

The investment goals and principal investment techniques for each of the Portfolios are as follows:

Focused Multi-Asset Strategy Portfolio seeks growth of capital through allocation of assets among a combination of SunAmerica funds that invest in equity and fixed income securities. The Portfolio may also invest in the SunAmerica Alternative Strategies Fund and SunAmerica Global Trends Fund.

Focused Balanced Strategy Portfolio seeks growth of capital and conservation of principal through allocation of assets among a combination of SunAmerica funds that invest in equity and fixed income securities. The Portfolio may also invest in the SunAmerica Alternative Strategies Fund and SunAmerica Global Trends Fund.

Focused Large-Cap Growth Portfolio seeks long-term growth of capital through active trading of equity securities that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in large-cap companies.

Focused Growth Portfolio seeks long-term growth of capital through active trading of equity securities of companies of any market capitalization that offer the potential for long-term growth of capital.

Focused Small-Cap Growth Portfolio seeks long-term growth of capital through active trading of equity securities that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Growth Index.

Focused Small-Cap Value Portfolio seeks long-term growth of capital through active trading of equity securities that offer the potential for long-term growth of capital. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Value Index.

Focused Growth and Income Portfolio seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Adviser believes have elements of growth and value, issued by large-cap companies that offer the potential for long-term growth of capital, including those that offer the potential for a reasonable level of current income.

Focused Technology Portfolio seeks long-term growth of capital through active trading of equity securities of companies that offer the potential for long-term growth of capital and that the Adviser believes will benefit significantly from technological advances or improvements, without regard to market capitalization. Under normal market conditions, at least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in such securities.

Focused Dividend Strategy Portfolio seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and the broader market. At least 80% of the Portfolio's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

Focused StarALPHA Portfolio seeks total return through active trading of equity securities selected on the basis of company fundamentals, without regard to investment style or market capitalization.

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

SunAmerica Strategic Value Portfolio seeks long-term growth of capital by employing a "buy and hold" strategy with approximately 100 securities selected annually from the Russell 3000 Value Index.

The Asset Allocation Strategy Portfolios: Focused Multi-Asset Strategy and Focused Balanced Strategy, ("Strategy Portfolios") invest in various SunAmerica funds, some of which are not presented in this report. Additional information on the Underlying Funds is available at our website, www.safunds.com.

The Strategy Portfolios, Focused Dividend Strategy Portfolio, Focused Growth and Income Portfolio, Focused StarALPHA Portfolio, and SunAmerica Strategic Value Portfolio are diversified. The remaining Portfolios are non-diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

Classes of Shares: Each Portfolio offers multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—  Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class B shares—  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class C shares—  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

Class I shares—  Offered at net asset value per share exclusively for sale to certain institutions.

Class Z shares—  Offered at net asset value per share exclusively for sale to SunAmerica affiliated companies' retirement plans.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution or account maintenance fee payments applicable to Class I or Class Z. For the Strategy Portfolios, only Class B shares and Class C shares make distribution fee payments.

At a meeting of the Board of the Fund held on March 6-7, 2012 (the "March Meeting"), the Board approved, subject to shareholder approval, a proposed Agreement and Plan of Reorganization pursuant to which the Focused Growth and Income Portfolio would transfer all of its assets to the SunAmerica Focused Alpha Large-Cap Fund (the "Alpha Large-Cap Fund"), a series of SunAmerica Specialty Series, in exchange solely for the assumption of the Focused Growth and Income Portfolio's liabilities by the Alpha Large-Cap Fund and Class A and Class C shares of the Alpha Large-Cap Fund, which shares will be distributed by the Focused Growth and Income Portfolio to the holders of its shares in complete liquidation thereof (the "Alpha Large-Cap Reorganization"). A special meeting of shareholders of the Focused Growth and Income Portfolio is scheduled to be held on June 29, 2012, in order to consider the proposed Alpha Large-Cap Reorganization. If the Alpha Large-Cap Reorganization is approved by shareholders and completed, the Focused Growth and Income Portfolio's shareholders would receive shares of the same class of the Alpha Large-Cap Fund as they currently hold of the Focused Growth and Income Portfolio, except that Class B shareholders of the Focused Growth and Income Portfolio will receive Class A shares of the Alpha Large-Cap Fund.

In addition, at the March Meeting, the Board also approved, subject to shareholder approval, proposed Agreements and Plans of Reorganization pursuant to which the each of the Focused Growth Portfolio, Focused Technology Portfolio and Focused StarALPHA Portfolio (each, a "Target Portfolio" and collectively, the "Target Portfolios") would transfer all of its assets to the SunAmerica Focused Alpha Growth Fund (the "Alpha Growth Fund"), series of SunAmerica

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

Specialty Series, in exchange solely for the assumption of the Target Portfolio's liabilities by the Alpha Growth Fund and Class A and Class C shares of the Alpha Growth Fund, which shares will be distributed by each of the Target Portfolios to the holders of their respective shares in complete liquidation thereof (the "Alpha Growth Reorganizations"). A special meeting of shareholders of each Target Portfolio is scheduled to be held on June 29, 2012, in order to consider the proposed Alpha Growth Fund Reorganizations. If the Alpha Growth Reorganizations are approved by shareholders and completed, each Target Portfolio's shareholders would receive shares of the same class of the Alpha Growth Fund as they currently hold of the Target Portfolio, except that Class B shareholders of a Target Portfolio will receive Class A shares of the Alpha Growth Fund.

The Class I shares of the Focused Growth and Income Portfolio were liquidated on April 20, 2012.

Indemnification: Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2.  Fund Mergers

Pursuant to a plan of reorganization, all of the assets and liabilities of the Focused Equity Strategy Portfolio, a series of the Fund, were transferred in a tax-free exchange to the Focused Multi-Asset Strategy Portfolio, in exchange for shares of the Focused Multi-Asset Strategy Portfolio. The reorganization was consummated on August, 15, 2011. The acquiring fund acquired all of the assets and liabilities of the target fund as shown in the table below. Class A, Class B, Class C, and Class I shares of the Focused Equity Strategy Portfolio were exchanged tax-free for Class A, Class B, Class C, and Class I shares of Focused Multi-Asset Strategy Portfolio at an exchange ratio of 0.87 to 1, 0.87 to 1, 0.87 to 1, and 0.87 to 1, respectively. Shares of the Focused Multi-Asset Strategy Portfolio issued in connection with the acquisition of the Focused Equity Strategy Portfolio were 11,934,395 with a value of $160,935,478. The assets in the investment portfolio of the Focused Equity Strategy Portfolio with a value of $161,201,018 and identified cost of $157,451,520 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the reorganization:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Fund
Focused Equity Strategy Portfolio				$3,749,498
Class A	5,785,067	$68,435,213	$11.83
Class B	2,444,950	28,560,948	11.68
Class C	5,417,144	63,370,352	11.70
Class I	48,209	568,965	11.80

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Acquiring Fund
Focused Multi-Asset Strategy Portfolio				$16,744,635
Class A	10,075,884	$136,424,741	$13.54
Class B	5,023,714	67,465,534	13.43
Class C	10,881,216	146,362,084	13.45
Post Reorganization
Focused Multi-Asset Strategy Portfolio				$20,494,133
Class A	15,130,281	$204,859,954	$13.54
Class B	7,150,460	96,026,482	13.43
Class C	15,592,446	209,732,436	13.45
Class I	42,022	568,965	13.54

Assuming the reorganization had been completed on November 1, 2010, the beginning of the annual reporting period for the acquiring fund, the pro forma results of operations for the period ended October 31, 2011, are as follows:

Net investment income (loss)	$5,109,215
Net realized/unrealized gains (losses)	17,005,631
Change in net assets resulting from operations	$22,114,846

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target fund that have been included in the Statement of Operations since August, 15, 2011.

Pursuant to separate plans of reorganization, all of the assets and liabilities of the SunAmerica Fixed Income and Equity Strategy Portfolio and the SunAmerica Fixed Income Strategy Portfolio each a series of the Fund, were transferred in a tax-free exchange to the Focused Balanced Strategy Portfolio, in exchange for shares of the Focused Balanced Strategy Portfolio. The reorganizations were consummated on August, 15, 2011. The acquiring fund acquired all of the assets and liabilities of the target funds as shown in the table below.

Class A, Class B, and Class C shares of the SunAmerica Fixed Income and Equity Strategy Portfolio were exchanged tax-free for Class A, Class B, and Class C shares of Focused Balanced Strategy Portfolio at an exchange ratio of 0.92 to 1, 0.92 to 1, and 0.92 to 1, respectively. Shares of the Focused Balanced Strategy Portfolio issued in connection with the acquisition of the SunAmerica Fixed Income and Equity Strategy Portfolio were 1,867,129 with a value of $23,096,609. The assets in the investment portfolio of the SunAmerica Fixed Income and Equity Strategy Portfolio with a value of $23,303,093 and identified cost of $22,911,608 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class A, Class B, and Class C shares of the SunAmerica Fixed Income Strategy Portfolio were exchanged tax-free for Class A, Class B, and Class C shares of Focused Balanced Strategy Portfolio at an exchange ratio of 0.96 to 1, 0.96 to 1, and 0.96 to 1, respectively. Shares of the Focused Balanced Strategy Portfolio issued in connection with the acquisition of the SunAmerica Fixed Income Strategy Portfolio were 1,051,002 with a value of $12,998,032. The assets in the investment portfolio of the SunAmerica Fixed Income Strategy Portfolio with a value of $13,413,393 and identified cost of $13,086,650 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the reorganizations:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Funds
Focused Fixed Income and Equity Strategy Portfolio				$391,485
Class A	996,302	$11,298,544	$11.34
Class B	282,930	3,208,860	11.34
Class C	757,111	8,589,205	11.34
Focused Fixed Income Strategy Portfolio				$326,743
Class A	462,256	$5,497,701	$11.89
Class B	169,296	2,011,575	11.88
Class C	462,064	5,488,756	11.88
Acquiring Fund
Focused Balanced Strategy Portfolio				$7,079,783
Class A	5,862,567	$72,653,166	$12.39
Class B	2,483,365	30,595,712	12.32
Class C	5,356,879	66,206,924	12.36
Class I	64,287	797,937	12.41
Post Reorganization
Focused Balanced Strategy Portfolio				$7,798,011
Class A	7,217,903	$89,449,411	$12.39
Class B	2,907,093	35,816,147	12.32
Class C	6,495,946	80,284,885	12.36
Class I	64,287	797,937	12.41

Assuming the reorganization had been completed on November 1, 2010, the beginning of the annual reporting period for the acquiring fund, the pro forma results of operations for the period ended October 31, 2011, are as follows:

Net investment income (loss)	$2,786,144
Net realized/unrealized gains (losses)	7,911,504
Change in net assets resulting from operations	$10,697,648

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target fund that have been included in the Statement of Operations since August, 15, 2011.

Note 3.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, a Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors ("the Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement prices established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward Foreign Currency Contracts ("Forward Contracts") are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Securities for which market quotations are not readily available, and securities for which a development/significant event occurs that may significantly impact the value of the security, are valued as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other Portfolios.

The various inputs that may be used to determine the value of the Portfolios' investments are summarized into three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios' net assets as of April 30, 2012 are reported on a schedule following the Portfolio of Investments.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC") guidance, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Portfolios' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of April 30, 2012, the following Portfolios held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
Focused Large-Cap Growth	6.23%	$16,179,000
Focused Small-Cap Growth	3.54	9,182,000
Focused Small-Cap Value	1.45	3,759,000
Focused Growth and Income	12.52	32,498,000
Focused Technology	0.62	1,609,000
Focused Dividend Strategy	6.72	17,449,000
Focused StarALPHA	0.02	64,000
SunAmerica Strategic Value	0.13	342,000

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated April 30, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $259,506,000, a repurchase price of $259,506,072 and a maturity date of May 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	4.50%	11/15/2015	$228,200,000	$264,698,764

As of April 30, 2012, the following Portfolio held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

Portfolio	Percentage Interest	Principal Amount
Focused Growth and Income	0.36%	$893,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated April 30, 2012, bearing interest at a rate of 0.17% per annum, with a principal amount of $250,000,000, a repurchase price of $250,001,181 and a maturity date of May 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	1.13%	01/15/2021	$75,000,000	$89,718,750
U.S. Treasury Inflation Index Notes	1.75	01/15/2028	75,000,000	100,875,000
U.S. Treasury Inflation Index Notes	2.13	02/15/2041	44,765,900	64,406,939

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after the ex-dividend date. Distributions received from the Fund's investments in U.S. real estate investment trusts ("REITS") often include a "return of capital" which is recorded by the Fund as a reduction to the cost basis of the securities held. The Strategy Portfolios invest in a combination of SunAmerica Mutual Funds including funds investing in fixed income securities. Distributions from income from Underlying Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from Underlying Funds, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts on fixed income securities. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. For the Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Portfolios and do not include indirect expenses borne by each Strategy Portfolio in connection with its investment in the Underlying Funds.

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

Dividends from net investment income, if any, are normally paid quarterly for the Focused Balanced Strategy Portfolio, Focused Growth and Income Portfolio and Focused Dividend Strategy Portfolio. All other Portfolios pay annually. Capital gain distributions, if any, are paid annually. Each of the Portfolios reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized capital gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2008.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

New Accounting Pronouncements: In April 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-03, "Reconsideration of Effective Control for Repurchase Agreements." ASU 2011-03 changes the assessment of effective control for repurchase agreements including dollar roll transactions. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Note 4.  Investment Advisory and Management Agreement, Distribution Agreement and Service Agreements

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows:

Portfolio	Percentage
Focused Multi-Asset Strategy	0.10%
Focused Balanced Strategy	0.10%
Focused Large-Cap Growth	0.75%
Focused Growth	1.00%
Focused Small-Cap Growth	0.75%
Focused Small-Cap Value	0.75%
Focused Growth and Income	0.75%
Focused Technology	1.00%
Focused Dividend Strategy	0.35%
Focused StarALPHA	1.00%
SunAmerica Strategic Value	0.75%

The Agreement authorizes SunAmerica to retain one or more Subadvisers to manage the investment and reinvestment of the assets of their respective Portfolios, or portions thereof, for which they are responsible. SunAmerica does not retain any Subadviser with respect to the Strategy Portfolios, Focused Large-Cap Growth Portfolio, Focused Small-Cap Growth Portfolio, Focused Small-Cap Value Portfolio, Focused Growth and Income Portfolio, Focused Technology Portfolio, Focused Dividend Strategy Portfolio and SunAmerica Strategic Value Portfolio. The organizations described below acted as Subadvisers as of the end of the fiscal period to which this report relates with respect to the corresponding Portfolios pursuant to Subadvisory Agreements with SunAmerica. Each of the Subadvisers is independent of SunAmerica and discharges its responsibilities subject to the policies of the Board of the Fund and the oversight and supervision of SunAmerica, which pays the Subadvisers' fees.

Focused Growth Portfolio
Janus Capital Management LLC

Focused StarALPHA Portfolio
BlackRock Investment Management, LLC
Kinetics Asset Management, Inc.
Thornburg Investment Management, Inc.

Each Subadviser is paid monthly by SunAmerica a fee equal to a percentage of the average daily net assets of the Portfolio allocated to the Subadviser. For the six months ended April 30, 2012, SunAmerica paid the Subadvisers for each Portfolio the following annual rates, expressed as a percentage of the average daily net assets of each Portfolio:

Portfolio	Percentage
Focused Growth	0.40%
Focused StarALPHA*	0.30%

*  Persuant to the terms of an exemptive order received from the SEC, the subadvisory fee rate disclosed is an aggregate fee rate for all subadvisers to this Portfolio.

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

SunAmerica contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Portfolio's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors.

Portfolio	Class A	Class B	Class C	Class I
Focused Growth	1.72%	2.37%	2.37%	—
Focused Small-Cap Growth	1.72%	2.37%	2.37%	1.33%
Focused Small-Cap Value	1.72%	2.37%	2.37%	—
Focused Growth and Income†	1.72%	2.37%	2.37%	—
Focused Technology	1.88%	2.53%	2.53%	—
Focused StarALPHA	1.72%	—	2.37%	—
SunAmerica Strategic Value	1.72%	2.37%	2.37%	—

Further, SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, for the Strategy Portfolios, so that the annual operating expenses for the following classes do not exceed the amounts set forth below. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses do not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SunAmerica.

Portfolio	Class A	Class B	Class C	Class I
Focused Multi-Asset Strategy	0.25%	0.90%	0.90%	0.25%
Focused Balanced Strategy	0.25%	0.90%	0.90%	0.25%

For the six months ended April 30, 2012, pursuant to the contractual and voluntary expense limitations in the above tables, SunAmerica has waived and/or reimbursed expenses as follows:

Portfolio	Other Expenses Reimbursed
Focused StarALPHA	$38,758
Portfolio	Amount
Focused Multi-Asset Strategy Class I	$9,600
Focused Balanced Strategy Class B	2,995
Focused Balanced Strategy Class I	5,298
Focused Growth Class A	47,856
Focused Growth Class B	11,269
Focused Growth Class C	12,811
Focused Small-Cap Growth Class B	509
Focused Small-Cap Growth Class I	5,311
Portfolio	Amount
Focused Small-Cap Value Class B	$989
Focused Growth and Income Class I†	65
Focused Technology Class A	27,808
Focused Technology Class B	8,210
Focused Technology Class C	13,417
Focused StarALPHA Class A	18,386
Focused StarALPHA Class C	9,071
SunAmerica Strategic Value Class B	472

†  See Note 1

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

Any voluntary or contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Portfolios for a period of two years after the occurrence of any such waivers and/or reimbursements, provided that the Portfolios are able to effect such payment to SunAmerica and remain in compliance with the applicable expense limitations.*

For the six months ended April 30, 2012, the amounts recouped by SunAmerica were as follows:

Portfolio	Amount
Focused Multi-Asset Strategy Class I	$9,146
Focused Balanced Strategy Class B	1,101
Focused Growth Class A	17,389
Focused Growth Class B	1,510
Focused Growth Class C	2,878
Focused Small-Cap Growth Class B	1,488
Portfolio	Amount
Focused Small-Cap Value Class B	$989
Focused Technology Class A	6,177
Focused Technology Class B	902
Focused Technology Class C	2,216
SunAmerica Strategic Value Class B	4,717

As of April 30, 2012, the amount of expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to recoupment are as follows:

Portfolio	Other Expenses Reimbursed
Focused StarALPHA	$67,118
Portfolio	Amount
Focused Multi-Asset Strategy Class I	$3,026
Focused Balanced Strategy Class B	1,894
Focused Balanced Strategy Class I	21,215
Focused Growth Class A	104,159
Focused Growth Class B	37,869
Focused Growth Class C	36,118
Focused Small-Cap Growth Class I	22,757
Focused Technology Class A	44,331
Portfolio	Amount
Focused Technology Class B	$28,334
Focused Technology Class C	31,627
Focused Dividend Strategy Class A	140,520
Focused Dividend Strategy Class B	21,660
Focused Dividend Strategy Class C	60,438
Focused StarALPHA Class A	146,307
Focused StarALPHA Class C	47,485
SunAmerica Strategic Value Class B	14,880

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of SunAmerica. Each Portfolio has adopted a Distribution Plan on behalf of Class A, B and C shares of the Focused Portfolios and Class B and C shares of the Strategy Portfolios (each a "Plan" and collectively, the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan," and "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Portfolio and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Focused Portfolios' Class A Plan, Class B Plan, and Class C Plan, the Distributor receives a distribution fee from a Portfolio at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Portfolios, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given

*  Effective March 1, 2011, the Board of Directors approved the termination of the Expense Limitation Agreement with respect to the Focused Dividend Strategy Portfolio. Any waivers or reimbursements made by SunAmerica with respect to the Focused Dividend Strategy Portfolio pursuant to the Expense Limitation Agreement continue to be subject to recoupment from the Focused Dividend Strategy Portfolio within the following two years, provided that the Focused Dividend Strategy Portfolio is able to effect such payment to SunAmerica and to the extent that the Total Annual Fund Operating Expenses fall below 0.95%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. Except for the Strategy Portfolios, the Plans provide that each class of shares of each Portfolio will also pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, For the six months ended April 30, 2012, SACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

The Fund, on behalf of the Portfolios that offer Class I shares, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid a fee (except with respect to the Strategy Portfolios) of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

SACS receives sales charges on each Portfolio's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class A, Class B and Class C shares. SACS has advised the Portfolios that for the six months ended April 30, 2012, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class B	Class C
Portfolio	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
Focused Multi-Asset Strategy	$179,692	$68,200	$84,990	$—	$53,409	$6,713
Focused Balanced Strategy	84,072	44,698	26,031	—	14,941	1,271
Focused Large-Cap Growth	48,356	19,519	21,585	—	12,965	946
Focused Growth	50,082	22,191	20,940	—	7,683	526
Focused Small-Cap Growth	23,208	7,963	11,870	—	5,328	413
Focused Small-Cap Value	30,712	12,905	13,244	8	6,236	1,419
Focused Growth and Income	55,880	30,006	17,725	—	10,186	1,558
Focused Technology	22,605	6,330	12,948	—	959	37
Focused Dividend Strategy	2,941,212	119,357	2,391,013	6,269	63,122	37,656
Focused StarALPHA	3,117	1,230	1,323	—	—	98
SunAmerica Strategic Value	28,712	12,364	12,157	—	5,275	646

The Fund, on behalf of each Portfolio, except for the Class Z shares, has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent, State Street Bank and Trust Company, in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, pursuant to which SAFS receives a fee from each Portfolio (except the Strategy Portfolios) to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended April 30, 2012, the Portfolios incurred the following expenses, which are included in transfer agent fees and expenses in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

	Expense				Payable At April 30, 2012
Portfolio	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Focused Large-Cap Growth	$231,415	$18,442	$74,850	$—	$39,300	$2,884	$12,739	$—
Focused Growth	102,987	11,626	21,624	—	18,869	1,958	3,821	—
Focused Small-Cap Growth	130,343	10,873	19,469	369	22,022	1,706	3,266	63
Focused Small-Cap Value	93,811	7,609	25,864	—	14,173	1,157	3,969	—
Focused Growth and Income†	147,250	12,376	37,362	470	25,027	1,985	6,281	55
Focused Technology	19,977	2,350	8,743	—	3,577	371	1,527	—
Focused Dividend Strategy	1,093,221	73,902	381,717	—	226,476	14,656	81,585	—
Focused StarALPHA	10,798	—	3,586	—	865	—	582	—
SunAmerica Strategic Value	103,749	10,790	47,741	—	17,201	1,629	7,892	—

At April 30, 2012, the following affiliates owned a percentage of the outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Focused Large-Cap Growth	Focused Multi-Asset Strategy Portfolio	10%
	Focused Balanced Strategy Portfolio	5
Focused Small-Cap Growth	Focused Multi-Asset Strategy Portfolio	21
	Focused Balanced Strategy Portfolio	6
Focused Small-Cap Value	Focused Multi-Asset Strategy Portfolio	21
	Focused Balanced Strategy Portfolio	9
SunAmerica Strategic Value	Focused Balanced Strategy Portfolio	6

The Strategy Portfolios do not invest in funds advised by SunAmerica (each a "SunAmerica Fund" and collectively, the "SunAmerica Funds") for the purpose of exercising management or control; however, investments by the Strategy Portfolios within the set limits may represent a significant portion of an underlying SunAmerica Fund's net assets. At April 30, 2012, each Strategy Portfolio held less than 90% of the outstanding shares of any underlying SunAmerica Fund. In addition, the Strategy Portfolios, in the aggregate, held less than 90% of the outstanding shares of any underlying SunAmerica Funds.

As of the date of this report, the United States Department of the Treasury ("Department of the Treasury") owned a majority of outstanding shares of common stock of American International Group, Inc. ("AIG"), the ultimate parent of SunAmerica, SACS and SAFS. AIG has stated that it understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest in AIG over time, and that AIG has granted certain registration rights to the Department of the Treasury to facilitate such sales.

†  See Note 1

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

Note 5.  Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2012 were as follows:

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio
Purchases (excluding U.S. government
securities)	$101,557,242	$21,616,656	$462,668,160	$6,841,900
Sales (excluding U.S. government securities)	157,047,313	40,067,485	503,192,274	14,377,112
Purchase of U.S. government securities	—	—	—	—
Sales of U.S. government securities	—	—	—	—
	Focused Small-Cap Growth Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio	Focused Technology Portfolio
Purchases (excluding U.S. government
securities)	$122,781,127	$122,113,959	$201,566,783	$28,766,277
Sales (excluding U.S. government securities)	145,831,753	146,308,662	230,900,851	30,069,232
Purchase of U.S. government securities	—	—	—	—
Sales of U.S. government securities	—	—	—	—

	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio	SunAmerica Strategic Value Portfolio
Purchases (excluding U.S. government
securities)	$947,134,843	$7,358,908	$61,903,221
Sales (excluding U.S. government securities)	261,106,877	19,175,890	77,332,086
Purchase of U.S. government securities	—	—	—
Sales of U.S. government securities	—	—	—

Note 6.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds. For the six months ended April 30, 2012, transactions in these securities were as follows:

Portfolio	Security	Income	Capital Gain Distribution Received	Value at October 31, 2011
Focused Multi-Asset Strategy	Various SunAmerica Funds*	$5,074,457	$12,375,931	$497,933,758
Focused Balanced Strategy	Various SunAmerica Funds*	1,804,416	3,381,927	201,193,118

Portfolio	Security	Cost of Purchases	Cost of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2012
Focused Multi-Asset Strategy	Various SunAmerica Funds*	$119,007,631	$157,047,313	$(2,002,622)	$(6,244,667)	$451,646,787
Focused Balanced Strategy	Various SunAmerica Funds*	26,803,280	40,067,485	3,375,273	2,876,650	194,180,836

*  See Portfolio of Investments for details.

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price.

No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended April 30, 2012, none of the Portfolios engaged in securities transactions with affiliated funds.

Note 7.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, deferred losses, retirement pension expense, and investments in passive foreign investment companies.

	Distributable Earnings			Tax Distributions
	For the year ended October 31, 2011
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Focused Multi-Asset Strategy	$1,002,659	$(273,314,174)	$12,426,412	$5,122,216	$—
Focused Balanced Strategy	315,709	(81,985,937)	4,812,067	3,367,930	—
Focused Large-Cap Growth	—	(84,890,928)	15,905,918	—	—
Focused Growth	—	(31,959,053)	5,511,613	—	—
Focused Small-Cap Growth	13,428,746	(84,592,661)	(150,750)	—	—
Focused Small-Cap Value	1,246,263	(44,062,392)	5,105,014	3,825,863	—
Focused Growth and Income	332,320	(189,874,800)	(4,996,497)	1,701,509	—
Focused Technology	—	(1,583,477)	161,854	—	—
Focused Dividend Strategy	2,493,750	(12,536,811)	51,893,777	17,153,735	—
Focused StarALPHA	—	(40,554,228)	(2,313,079)	78,862	—
SunAmerica Strategic Value	—	(134,219,912)	(10,686,479)	—	—

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

As of October 31, 2011, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward†
	2012	2013	2014	2015	2016	2017	2018	2019
Focused Multi-Asset Strategy*	$—	$—	$—	$77,105,239	$78,491,524	$94,805,230	$22,912,181	$—
Focused Balanced Strategy*	—	—	—	5,530,262	43,263,319	32,787,679	404,677	—
Focused Large-Cap Growth*	—	—	—	—	20,568,403	64,322,525	—	—
Focused Growth	—	—	—	—	—	31,959,053	—	—
Focused Small-Cap Growth*	—	—	—	4,865,966	82,376,467	—	—	—
Focused Small-Cap Value*	—	—	—	5,548,880	19,984,072	18,529,440	—	—
Focused Growth and Income*	—	—	—	—	109,216,188	79,653,978	1,004,634	—
Focused Technology	—	—	—	—	—	1,583,477	—	—
Focused Dividend Strategy	—	—	—	—	—	12,536,811	—	—
Focused StarALPHA	—	—	—	—	18,782,501	21,771,727	—	—
SunAmerica Strategic Value	—	—	—	—	44,124,970	90,094,942	—	—

*  Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of the capital losses will be available for use. As of October 31, 2011, based on current tax law, the Focused Multi-Asset Strategy, Focused Balanced Strategy, Focused Large-Cap Growth, Focused Small Cap Growth, Focused Small Cap Value and Focused Growth and Income have $120,146,109, $1,363,834, $18,197,629, $65,041,443, $5,527,643 and $124,922,018, respectively, of capital losses that will not be available for use.

†  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of April 30, 2012, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio
Cost (tax basis)	$445,465,042	$186,492,119	$273,444,938	$107,439,879
Appreciation	21,348,407	14,102,706	34,051,350	35,724,807
Depreciation	(15,166,662)	(6,413,989)	(4,795,218)	(5,750,822)
Net unrealized appreciation (depreciation)	$6,181,745	$7,688,717	$29,256,132	$29,973,985
	Focused Small-Cap Growth Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio	Focused Technology Portfolio
Cost (tax basis)	$139,848,331	$108,210,853	$181,037,904	$28,036,272
Appreciation	15,107,407	8,718,264	11,699,608	2,917,256
Depreciation	(6,166,328)	(9,269,955)	(7,716,962)	(824,714)
Net unrealized appreciation (depreciation)	$8,941,079	$(551,691)	$3,982,646	$2,092,542

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio	SunAmerica Strategic Value Portfolio
Cost (tax basis)	$1,636,071,199	$10,061,452	$143,760,200
Appreciation	208,111,313	992,709	10,384,979
Depreciation	(8,250,106)	(2,971,186)	(8,144,190)
Net unrealized appreciation (depreciation)	$199,861,207	$(1,978,477)	$2,240,789

Note 8.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the six months ended April 30, 2012, the amount of expense reductions received by each Portfolio used to offset the Portfolio's non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Focused Large-Cap Growth	$36,550
Focused Growth	2,427
Focused Small-Cap Growth	2,065
Focused Small-Cap Value	11,436
Focused Growth and Income	13,750
Focused Technology	382
Focused StarALPHA	183

Note 9.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Focused Multi-Asset Strategy
	Class A				Class B
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011		For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	1,574,732	$20,934,846	2,361,237	$32,152,825	178,045	$2,358,514	366,891	$4,989,493
Shares issued in merger†	—	—	5,054,397	68,435,213	—	—	2,126,746	28,560,948
Reinvested dividends	285,854	3,667,507	173,892	2,316,242	75,362	963,134	53,997	716,002
Shares redeemed(1)(2)	(2,242,188)	(29,950,749)	(3,533,874)	(48,296,959)	(1,843,474)	(24,393,406)	(2,438,034)	(33,075,745)
Net increase (decrease)	(381,602)	$(5,348,396)	4,055,652	$54,607,321	(1,590,067)	$(21,071,758)	109,600	$1,190,698
	Class C				Class I
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011		For the six months ended April 30, 2012 (unaudited)		For the period August 15, 2011@ through October 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	300,372	$3,971,666	642,710	$8,747,911	1,463	$19,504	1,130	$15,146
Shares issued in merger†	—	—	4,711,230	63,370,352	—	—	42,022	568,965
Reinvested dividends	168,875	2,159,918	108,272	1,437,851	649	8,329	—	—
Shares redeemed	(2,104,904)	(27,946,721)	(3,606,520)	(49,034,596)	(8,782)	(118,774)	(3,952)	(51,743)
Net increase (decrease)	(1,635,657)	$(21,815,137)	1,855,692	$24,521,518	(6,670)	$(90,941)	39,200	$532,368

(1)  For the six months ended April 30, 2012, includes automatic conversion of 957,133 shares of Class B shares in the amount of $12,631,965 to 951,612 shares of Class A shares in the amount of $12,631,965.

(2)  For the year ended October 31, 2011, includes automatic conversion of 765,988 shares of Class B shares in the amount of $10,381,484 to 760,518 shares of Class A shares in the amount of $10,381,484.

†  See Note 2.

@  Commencement of operations.

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

	Focused Balanced Strategy
	Class A				Class B
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011		For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	679,737	$8,686,745	1,297,138	$16,415,837	127,488	$1,624,725	286,471	$3,626,841
Shares issued in merger†	—	—	1,355,336	16,796,245	—	—	423,728	5,220,435
Reinvested dividends	121,073	1,457,719	121,210	1,512,543	33,473	401,007	36,958	457,520
Shares redeemed(1)(2)	(968,854)	(12,355,195)	(1,907,162)	(24,241,719)	(666,242)	(8,455,036)	(1,512,400)	(19,088,547)
Net increase (decrease)	(168,044)	$(2,210,731)	866,522	$10,482,906	(505,281)	$(6,429,304)	(765,243)	$(9,783,751)
	Class C				Class I
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011		For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	210,229	$2,666,888	335,301	$4,254,423	1,568	$19,925	5,777	$73,572
Shares issued in merger†	—	—	1,139,067	14,077,961	—	—	—	—
Reinvested dividends	77,549	932,143	66,912	830,168	1,085	13,082	1,385	17,318
Shares redeemed	(723,881)	(9,200,677)	(1,940,810)	(24,574,743)	(4,936)	(61,984)	(17,877)	(227,206)
Net increase (decrease)	(436,103)	$(5,601,646)	(399,530)	$(5,412,191)	(2,283)	$(28,977)	(10,715)	$(136,316)
	Focused Large-Cap Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011		For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)	327,046	$5,839,151	1,133,701	$19,811,788	32,632	$538,973	89,512	$1,471,472
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(3)(4)	(1,628,211)	(29,236,689)	(5,392,780)	(96,176,425)	(345,711)	(5,653,919)	(726,359)	(11,816,464)
Net increase (decrease)	(1,301,165)	$(23,397,538)	(4,259,079)	$(76,364,637)	(313,079)	$(5,114,946)	(636,847)	$(10,344,992)
	Class C				Class Z
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011		For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	31,350	$511,932	65,577	$1,075,992	1,373	$28,054	29,379	$544,087
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(534,319)	(8,726,078)	(1,229,587)	(20,161,255)	(6,572)	(118,442)	(4,156,532)	(79,170,578)
Net increase (decrease)	(502,969)	$(8,214,146)	(1,164,010)	$(19,085,263)	(5,199)	$(90,388)	(4,127,153)	$(78,626,491)

(1)  For the six months ended April 30, 2012, includes automatic conversion of 369,986 shares of Class B shares in the amount of $4,702,247 to 367,714 shares of Class A shares in the amount of $4,702,247.

(2)  For the year ended October 31, 2011, includes automatic conversion of 652,597 shares of Class B shares in the amount of $8,204,130 to 648,358 shares of Class A shares in the amount of $8,204,130.

(3)  For the six months ended April 30, 2012, includes automatic conversion of 204,488 shares of Class B shares in the amount of $3,318,547 to 186,434 shares of Class A shares in the amount of $3,318,547.

(4)  For the year ended October 31, 2011, includes automatic conversion of 384,915 shares of Class B shares in the amount of $6,263,905 to 352,843 shares of Class A shares in the amount of $6,263,905.

†  See Note 2.

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

	Focused Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011		For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	422,110	$10,889,952	421,474	$9,984,712	23,132	$516,843	42,373	$909,615
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(1)(2)	(445,438)	(10,780,586)	(2,223,915)	(52,538,225)	(124,078)	(2,695,513)	(293,059)	(6,229,330)
Net increase (decrease)	(23,328)	$109,366	(1,802,441)	$(42,553,513)	(100,946)	$(2,178,670)	(250,686)	$(5,319,715)

	Class C
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	47,017	$1,059,102	94,617	$2,013,854
Reinvested dividends	—	—	—	—
Shares redeemed	(136,150)	(2,882,267)	(453,505)	(9,570,045)
Net increase (decrease)	(89,133)	$(1,823,165)	(358,888)	$(7,556,191)

	Focused Small-Cap Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011		For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)	928,420	$12,037,391	2,596,546	$37,467,294	28,357	$317,175	77,395	$1,022,427
Reinvested dividends	1,045,825	12,089,736	—	—	123,562	1,225,734	—	—
Shares redeemed(3)(4)	(1,570,288)	(20,658,442)	(5,124,394)	(75,258,666)	(228,604)	(2,577,904)	(403,291)	(5,216,629)
Net increase (decrease)	403,957	$3,468,685	(2,527,848)	$(37,791,372)	(76,685)	$(1,034,995)	(325,896)	$(4,194,202)
	Class C				Class I
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011		For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	85,605	$929,234	95,820	$1,221,220	371	$5,145	5,111	$81,108
Reinvested dividends	176,621	1,746,786	—	—	2,933	34,926	—	—
Shares redeemed	(202,767)	(2,286,769)	(549,176)	(7,032,177)	(1,361)	(18,113)	(6,124)	(94,484)
Net increase (decrease)	59,459	$389,251	(453,356)	$(5,810,957)	1,943	$21,958	(1,013)	$(13,376)

(1)  For the six months ended April 30, 2012, includes automatic conversion of 72,470 shares of Class B shares in the amount of $1,584,159 to 64,812 shares of Class A shares in the amount of $1,584,159.

(2)  For the year ended October 31, 2011, includes automatic conversion of 157,709 shares of Class B shares in the amount of $3,367,882 to 141,762 shares of Class A shares in the amount of $3,367,882.

(3)  For the six months ended April 30, 2012, includes automatic conversion of 141,978 shares of Class B shares in the amount of $1,592,197 to 122,709 shares of Class A shares in the amount of $1,592,197.

(4)  For the year ended October 31, 2011, includes automatic conversion of 221,774 shares of Class B shares in the amount of $2,852,799 to 194,915 shares of Class A shares in the amount of $2,852,799.

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

	Focused Small-Cap Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011		For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	418,256	$6,570,284	3,653,497	$65,640,230	47,055	$649,574	134,433	$2,135,875
Reinvested dividends	67,787	963,931	163,722	2,694,867	2,330	29,383	13,932	203,273
Shares redeemed(1)(2)	(1,490,936)	(23,154,969)	(3,942,638)	(68,134,769)	(132,026)	(1,816,749)	(274,622)	(4,237,679)
Net increase (decrease)	(1,004,893)	$(15,620,754)	(125,419)	$200,328	(82,641)	$(1,137,792)	(126,257)	$(1,898,531)

	Class C
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	36,821	$514,348	502,112	$8,051,965
Reinvested dividends	8,924	112,978	43,236	633,408
Shares redeemed	(311,034)	(4,278,341)	(597,093)	(9,052,067)
Net increase (decrease)	(265,289)	$(3,651,015)	(51,745)	$(366,694)

	Focused Growth and Income Portfolio
	Class A				Class B
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011		For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)	245,768	$3,431,244	674,968	$9,061,717	32,937	$420,053	63,957	$789,345
Reinvested dividends	53,048	669,997	88,243	1,197,463	—	—	9,743	120,321
Shares redeemed(3)(4)	(1,166,596)	(16,191,348)	(2,561,764)	(35,097,766)	(236,555)	(2,987,984)	(669,062)	(8,310,796)
Net increase (decrease)	(867,780)	$(12,090,107)	(1,798,553)	$(24,838,586)	(203,618)	$(2,567,931)	(595,362)	$(7,401,130)
	Class C				Class I
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011		For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	46,329	$577,445	72,457	$909,154	—	$—	—	$—
Reinvested dividends	—	—	20,823	257,377	268	3,393	412	5,612
Shares redeemed	(330,240)	(4,217,819)	(880,662)	(10,927,130)	(34,140)	(502,627)	(5,577)	(79,073)
Net increase (decrease)	(283,911)	$(3,640,374)	(787,382)	$(9,760,599)	(33,872)	$(499,234)	(5,165)	$(73,461)

(1)  For the six months ended April 30, 2012, includes automatic conversion of 80,258 shares of Class B shares in the amount of $1,096,175 to 70,990 shares of Class A shares in the amount of $1,096,175.

(2)  For the year ended October 31, 2011, includes automatic conversion of 136,985 shares of Class B shares in the amount of $2,113,383 to 121,034 shares of Class A shares in the amount of $2,113,383.

(3)  For the six months ended April 30, 2012, includes automatic conversion of 141,988 shares of Class B shares in the amount of $1,799,608 to 128,645 shares of Class A shares in the amount of $1,799,608.

(4)  For the year ended October 31, 2011, includes automatic conversion of 301,180 shares of Class B shares in the amount of $3,711,410 to 273,248 shares of Class A shares in the amount of $3,711,410.

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

	Focused Technology Portfolio
	Class A				Class B
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011		For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	297,421	$2,033,816	1,408,245	$9,332,779	22,066	$136,285	72,998	$475,970
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(1)(2)	(309,320)	(2,048,743)	(5,729,718)	(39,289,750)	(108,600)	(673,053)	(293,078)	(1,825,892)
Net increase (decrease)	(11,899)	$(14,927)	(4,321,473)	$(29,956,971)	(86,534)	$(536,768)	(220,080)	$(1,349,922)

	Class C
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	61,179	$387,652	137,931	$863,489
Reinvested dividends	—	—	—	—
Shares redeemed	(111,288)	(696,610)	(472,723)	(2,906,028)
Net increase (decrease)	(50,109)	$(308,958)	(334,792)	$(2,042,539)

	Focused Dividend Strategy Portfolio
	Class A				Class B
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011		For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)	48,684,280	$600,698,232	50,771,409	$573,413,220	2,309,581	$28,407,254	3,098,946	$34,921,365
Reinvested dividends	843,988	10,206,506	876,345	9,880,200	36,236	433,338	48,877	549,251
Shares redeemed(3)(4)	(11,827,569)	(146,492,730)	(13,011,177)	(146,900,380)	(470,317)	(5,831,871)	(954,013)	(10,808,803)
Net increase (decrease)	37,700,699	$464,412,008	38,636,577	$436,393,040	1,875,500	$23,008,721	2,193,810	$24,661,813

	Class C
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	16,587,500	$204,420,584	13,136,407	$147,854,840
Reinvested dividends	179,507	2,159,921	200,540	2,252,806
Shares redeemed	(1,741,567)	(21,397,151)	(2,073,181)	(23,377,417)
Net increase (decrease)	15,025,440	$185,183,354	11,263,766	$126,730,229

	Focused StarALPHA Portfolio
	Class A				Class C
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011		For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	24,709	$232,587	234,640	$2,376,842	12,383	$116,078	16,724	$168,166
Reinvested dividends	—	—	7,799	76,041	—	—	—	—
Shares redeemed	(1,221,864)	(11,531,579)	(2,536,199)	(25,559,392)	(42,138)	(392,345)	(155,867)	(1,534,908)
Net increase (decrease)	(1,197,155)	$(11,298,992)	(2,293,760)	$(23,106,509)	(29,755)	$(276,267)	(139,143)	$(1,366,742)

(1)  For the six months ended April 30, 2012, includes automatic conversion of 78,883 shares of Class B shares in the amount of $487,297 to 74,778 shares of Class A shares in the amount of $487,297.

(2)  For the year ended October 31, 2011, includes automatic conversion of 125,436 shares of Class B shares in the amount of $776,862 to 117,119 shares of Class A shares in the amount of $776,862.

(3)  For the six months ended April 30, 2012, includes automatic conversion of 147,693 shares of Class B shares in the amount of $1,832,839 to 147,067 shares of Class A shares in the amount of $1,832,839.

(4)  For the year ended October 31, 2011, includes automatic conversion of 481,917 shares of Class B shares in the amount of $5,473,581 to 479,913 shares of Class A shares in the amount of $5,473,581.

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

	SunAmerica Strategic Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011		For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	270,682	$4,476,722	603,656	$9,889,235	18,873	$295,508	45,692	$707,663
Reinvested dividends	12,037	183,810	—	—	—	—	—	—
Shares redeemed(1)(2)	(785,273)	(13,092,814)	(2,781,478)	(44,746,695)	(213,082)	(3,309,031)	(538,632)	(8,201,348)
Net increase (decrease)	(502,554)	$(8,432,282)	(2,177,822)	$(34,857,460)	(194,209)	$(3,013,523)	(492,940)	$(7,493,685)

	Class C
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	30,147	$463,955	68,356	$1,047,149
Reinvested dividends	—	—	—	—
Shares redeemed	(363,333)	(5,569,697)	(1,356,101)	(20,754,224)
Net increase (decrease)	(333,186)	$(5,105,742)	(1,287,745)	$(19,707,075)

(1)  For the six months ended April 30, 2012, includes automatic conversion of 115,289 shares of Class B shares in the amount of $1,798,453 to 110,254 shares of Class A shares in the amount of $1,798,453.

(2)  For the year ended October 31, 2011, includes automatic conversion of 261,457 shares of Class B shares in the amount of $3,979,678 to 244,979 shares of Class A shares in the amount of $3,979,678.

Note 10.  Directors' Retirement Plan

The Board has adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Directors. The Retirement Plan provides generally that a Disinterested Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Directors' fees and expenses line on the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS — April 30, 2012 — (unaudited) (continued)

Portfolio	Retirement Plan Liability	Retirement Plan Expense	Retirement Plan Payments
	As of April 30, 2012
Focused Multi-Asset Strategy	$6,253	$442	$908
Focused Balanced Strategy	2,612	179	420
Focused Large-Cap Growth	14,751	324	2,789
Focused Growth	4,606	122	864
Focused Small-Cap Growth	6,945	135	1,321
Focused Small-Cap Value	2,438	103	443
Focused Growth and Income	11,354	161	2,183
Focused Technology	854	38	153
Focused Dividend Strategy	2,666	611	352
SunAmerica Strategic Value	4,277	145	790

Note 11.  Line of Credit

The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the six months ended April 30, 2012, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Focused Growth	10	$161	$415,968	1.39%
Focused Small-Cap Value	6	373	1,608,216	1.39
Focused StarALPHA	8	458	1,481,339	1.39
SunAmerica Strategic Value	28	312	287,272	1.40

At April 30, 2012, there were no borrowings outstanding.

Note 12.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended April 30, 2012, none of the Portfolios participated in this program.

Note 13.  Investment Concentration

The Focused Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of April 30, 2012, the Focused Technology Portfolio had 94.2% of its net assets invested in technology companies.

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Directors

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

William F. Devin

Stephen J. Gutman

William J. Shea

Officers

John T. Genoy, President
and Chief Executive Officer

Donna M. Handel, Treasurer

James Nichols, Vice President

Timothy Pettee, Vice President

Katherine Stoner, Vice President and Chief Compliance Officer

Gregory N. Bressler, Chief Legal Officer
and Secretary

Nori L. Gabert, Vice President and
Assistant Secretary

Kathleen Fuentes, Assistant Secretary

John E. McLean, Assistant Secretary

Gregory R. Kingston, Vice President and
Assistant Treasurer

John E. Smith Jr., Assistant Treasurer

Matthew Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Distributor

SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Shareholder Servicing Agent

SunAmerica Fund Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Custodian and Transfer Agent

State Street Bank and Trust Company
P.O. Box 5607
Boston, MA 02110

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Portfolios which is available in the Fund's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA SERIES, INC. PORTFOLIOS

Information regarding how SunAmerica Series, Inc. Portfolios voted proxies relating to securities held in the SunAmerica Series, Inc. Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of Form N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report (the "shareholder documents") to shareholders with multiple accounts residing at the same "household." This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to SunAmerica Mutual Funds c/o BFDS, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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Go Paperless!!

Did you know that you have the option to
receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It's Quick — Fund documents will be received faster than via traditional mail.

It's Convenient — Elimination of bulky documents from personal files.

It's Cost Effective — Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

1	Go to www.safunds.com

2	Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note — this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

Distributed by: SunAmerica Capital Services, Inc.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, from the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

FOSAN - 4/12

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by 22 (b) (15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a))
attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and
Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 5, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	July 5, 2012